Registration No. 2-92146
------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                            FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
     Post-Effective Amendment No.   16      X
                                   ---     ---
     and

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   15                     X
                    ---                    ---
                         CARILLON ACCOUNT
                   (Exact Name of Registrant)

             The Union Central Life Insurance Company
                       (Name of Depositor)

           1876 Waycross Road, Cincinnati, Ohio 45240
      (Address of Depositor's Principal Executive Offices)
                         (513) 595-2600
                 (Depositor's Telephone Number)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and Address of Agent for Service)

Copy to:
Jones & Blouch L.L.P.
Suite 405 West
1025 Thomas Jefferson St., N.W.
Washington, D.C. 20007

      Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's 1997 fiscal year was filed on March 27, 1998.

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)of Rule 485
 X   on May 1, 1998 pursuant to paragraph (b) of Rule 485
____ 60 days after filing pursuant to paragraph (a) of Rule 485
____ on May 1, 1998 pursuant to paragraph (a) of Rule 485

                              PART A


               INFORMATION REQUIRED IN A PROSPECTUS



                         PROSPECTUS
        Flexible Premium Deferred Variable Annuity
--------------------------------------------------------------

                     CARILLON ACCOUNT
                            of
           THE UNION CENTRAL LIFE INSURANCE COMPANY

Home Office:
1876 Waycross Road
P.O. Box 40888
Cincinnati, Ohio 45240
Telephone: 1-800-999-1840

This Prospectus describes a Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by The Union Central Life Insurance Company ("Union Central"). The Contract is designed to aid employers, employees, and other groups and individuals in long-term financial planning, and it provides for the accumula-tion of capital on a tax-deferred basis for retirement or other long-term purposes. The Contract is designed for use in connection with retirement plans regardless of whether the plan qualifies for favored federal income tax treatment.

Funds may be accumulated and annuity payments made on a variable basis, a fixed basis, or a combination variable and fixed basis. The Contract allows for significant flexibility with respect to premium payments, annuity payments, withdrawals, and transfers. Within the limits, if any, applicable to particular retirement plans, the Contract provides the flexibility necessary to permit a Contract Owner to devise a financial plan that best fits the particular needs.

Premiums may be allocated in whole or in part to the Carillon Account ("CA"), a separate account of Union Central. CA invests its assets in shares of the Equity Portfolio, Bond Portfolio, Capital Portfolio and S&P 500 Index Portfolio of Carillon Fund, Inc. (the "Carillon Fund"); in shares of the Capital Growth Portfolio Class A, International Portfolio Class A, and Money Market Portfolio of Scudder Variable Life Investment Fund (the "Scudder Fund"); in shares of the American Century VP Capital Appreciation Portfolio of American Century Variable Portfolios, Inc. (the "American Century Fund"); in shares of the MFS Growth With Income Series, MFS High Income Series and MFS Emerging Growth Series of MFS Variable Insurance Trust (the "MFS Fund"); and in shares of the Templeton International Fund Class 2 of Templeton Variable Products Series Fund (the "Templeton Fund," and with Carillon Fund, Scudder Fund, American Century Fund and MFS Fund, collectively referred to as the "Funds"). To the extent that premiums are allocated to CA, the Accumulation Value will vary in accordance with the investment performance of the Portfolio or Portfolios selected by the Contract Owner. Similarly, if a variable annuity settlement is selected, the amount of the annuity payments will vary with the investment performance of the Portfolio(s). The Contract Owner bears the investment risk for any amounts allocated to CA. This Prospectus generally describes only the variable portion of the Contract. For a brief description of the fixed portion, see "The Guaranteed Account" on page 25.

This Prospectus sets forth the information about CA that prospective purchasers of Contracts ought to know. Additional information about CA has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information ("SAI") which is incorporated herein by reference. The SAI is dated May 1, 1998, and may be obtained without charge by writing Union Central at the address given above or calling the listed telephone number. A Table of Contents for the SAI is given on page 3.

This Prospectus Must be Accompanied or Preceded by a Current Prospectus for the Carillon Fund, Inc.; for the Capital Growth Portfolio Class A, International Portfolio Class A, and Money Market Portfolio of Scudder Variable Life Investment Fund; for the American Century VP Capital Appreciation Portfolio of American Century Variable Portfolios, Inc.; for the MFS Growth with Income Series, MFS High Income Series, and MFS Emerging Growth Series of MFS Variable Insurance Trust; and for the Templeton International Fund Class 2 of Templeton Variable Products Series Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please Read This Prospectus Carefully and Retain It for Future
Reference

      The Date of This Prospectus is May 1, 1998.
      TABLE OF CONTENTS


                                                            Page
DEFINITIONS .................................................  4

SUMMARY .....................................................  5

SUMMARY OF SEPARATE ACCOUNT EXPENSES ........................  8

PERFORMANCE DATA ............................................ 11

ACCUMULATION UNIT VALUES .................................... 12

THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT.14
     Union Central .......................................... 14
     Carillon Account ....................................... 14
     The Funds .............................................. 14
     Additions, Deletions, or Substitutions of Investments .. 16

THE CONTRACT ................................................ 16
     Purchasing a Contract .................................. 16
     Premiums ............................................... 16
     Crediting of Accumulation Units ........................ 17
     Value of Accumulation Units ............................ 17
     Transfers .............................................. 18
     Special Transfers - Dollar Cost Averaging .............. 19
     Portfolio Rebalancing Plan ............................. 19
     Interest Sweep ......................................... 19
     Surrenders ............................................. 20
     Personal Income Plan ................................... 20

CHARGES AND OTHER DEDUCTIONS ................................ 21
     Administration Fee ..................................... 21
     Mortality and Expense Risk Charge ...................... 21
     Surrender Charge (Contingent Deferred Sales Charge) .... 21
         Terminal Illness/Confinement ....................... 22
     Premium Taxes .......................................... 23
     Fund Expenses .......................................... 23

BENEFITS UNDER THE CONTRACT ................................. 23
     Death Benefits ......................................... 23
     Annuity Payments ....................................... 24

THE GUARANTEED ACCOUNT ...................................... 25

GENERAL MATTERS ............................................. 26

FEDERAL TAX MATTERS ......................................... 27

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM .... 29

DISTRIBUTION OF THE CONTRACTS ............................... 29

VOTING RIGHTS ............................................... 29

PREPARING FOR YEAR 2000 ..................................... 30

FINANCIAL STATEMENTS ........................................ 30

APPENDIX A .................................................. 31

           STATEMENT OF ADDITIONAL INFORMATION

                    TABLE OF CONTENTS



DISTRIBUTION OF CONTRACTS  ................................  B-2

DETERMINATION OF ANNUITY PAYMENTS .........................  B-2

PERFORMANCE DATA ADVERTISING ..............................  B-3

FEDERAL TAX MATTERS .......................................  B-5

MISCELLANEOUS CONTRACT PROVISIONS .........................  B-7

CUSTODY OF CA'S ASSETS ....................................  B-8

EXPERTS ...................................................  B-8

FINANCIAL STATEMENTS OF CA AND OF UNION CENTRAL





THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.
DEFINITIONS


Accumulation Period The period before the Maturity Date and during the lifetime of the Annuitant.

Accumulation Unit An accounting unit of measure used to calculate the value of the Variable Account prior to the Maturity Date.

Accumulation Value The sum of the Guaranteed Account and the Variable Account credited to a Contract.

Annuitant The person or persons whose life determines the duration of annuity payments involving life contingencies.

Annuity Period The period after the Maturity Date during which Union Central makes annuity payments.

Annuity Unit An accounting unit of measure used to calculate
Variable Annuity payments.

CA A separate account of The Union Central Life Insurance
Company called the Carillon Account. CA currently is divided into twelve Subaccounts, and each Subaccount invests exclusively in a different Portfolio of the Funds.

Contract Owner ("Owner") During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the Owner in the Contract or as subsequently changed. After the Maturity Date, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner.

If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death One of the following:

(a)   A certified copy of a death certificate.

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death.

(c) A written statement by a medical doctor who attended the deceased.

(d)   Any other proof satisfactory to Union Central.

Fixed Annuity An annuity with payments fixed in amount throughout the annuity period.

Guaranteed Account The Contract's value that is part of the general assets of Union Central other than assets in any of its separate accounts.

Investment Option The Guaranteed Account and the twelve subdivisions of the Variable Account constitute the thirteen
Investment Options.

Maturity Date The date on which annuity payments will begin.

Nonqualified Contracts Contracts that do not qualify for special federal income tax treatment.

Portfolio or Fund Portfolio A separate Portfolio of the Funds, the mutual funds in which CA invests, its successor or assigns.

Qualified Contracts Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount A part of CA. Each Subaccount invests exclusively in shares of a different Fund Portfolio.

Variable Account That part of the value of a Contract that is invested in one or more Subaccounts of CA. Each Contract's Variable Account is divided into one or more subdivisions, one for each Subaccount of CA in which the Contract is invested.

Variable Annuity An annuity with payments that (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in amount in relation to the investment experience of one or more specified Subaccounts.

                            SUMMARY

The Contract and the Investment Options

The individual variable annuity contracts described in this Prospectus are designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with the following types of plans: (a) plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended (H.R. 10);
(b) certain qualified employee pension and profit-sharing trusts or plans (described in Section 401(a) and tax-exempt under Section 501(a) of the Internal Revenue Code of 1986, as amended ("the Code") and qualified annuity plans (described in Section 403(a) of the Code); (c) annuity purchase plans adopted by public school systems and certain tax-exempt organizations under
Section 403(b) of the Code; (d) Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple IRA's) and 408A (Roth IRA's) of the Code; (e) government deferred compensation plans pursuant to
Section 457 of the Code; (f) other qualified plans; and (g) nontax-favored plans. Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries.

Contract Owners may allocate their premiums in whole or in part to one or more subdivisions of the Contract's Variable Account, to the Guaranteed Account, or to a combination of the Variable Account subdivisions and the Guaranteed Account. Each subdivision of a Contract's Variable Account corresponds to a different Subaccount of CA, and each Subaccount invests solely in a specified Portfolio of the Funds.

The Carillon Fund Equity Portfolio seeks primarily long-term appreciation of capital by investing primarily in common stocks and other equity securities.

The Carillon Fund Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk by investing primarily in investment-grade corporate bonds.

The Carillon Fund Capital Portfolio seeks the highest total return through a combination of income and capital appreciation consistent with the reasonable risks associated with an investment portfolio of above-average quality by investing in equity securities, debt instruments and money market instruments.

The Carillon Fund S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 70% of the market value of all common stocks publicly traded in the United States. The investment adviser of the Portfolio believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general.

The Scudder Fund Capital Growth Portfolio Class A seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

The Scudder Fund International Portfolio Class A seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

The Scudder Fund Money Market Portfolio seeks stability and current income from a portfolio of money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Portfolio will maintain a stable net asset value per share.

The American Century VP Capital Appreciation Portfolio seeks capital growth by investing primarily in common stocks that are considered by its management to have better-than-average prospects for appreciation.

The MFS Growth With Income Series seeks to provide reasonable current income and long-term growth of capital and income.

The MFS High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The MFS High Income Series may invest up to 100% of its assets in lower-rated bonds commonly known as junk bonds. Before allocating any portion of premiums to the subdivision corresponding to this Portfolio, Contract Owners should read the risk disclosure in the accompanying Prospectus for the MFS High Income Series.

The MFS Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

The Templeton International Fund Class 2 seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United
States.

There can be no assurance that any Portfolio will achieve its objective. See "The Funds," page 14, and the accompanying Fund
Prospectuses.

The Accumulation Value of the Contract will vary according to the investment experience of the Portfolio or Portfolios selected by the Contract Owner. Similarly, the dollar amount of variable annuity payments will vary according to the investment experience of the Portfolio(s) selected. The Contract Owner bears the entire investment risk for all amounts allocated to the Contract's Variable Account. Premiums may also be allocated to the Guaranteed Account. See "The Guaranteed Account," page 25.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts, but Contract Owners may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which may be waived by Union Central) of $10,000 per Contract Year. However, if no premiums are paid for two consecutive Contract Years (three in New York), then under certain circumstances Union Central may pay the Owner the Accumulation Value (less the administration fee and surrender charge, if applicable) and cancel the Contract. See "Premiums," page 16.

Surrenders

Total or partial surrenders, which are cash withdrawals of all or part of the Accumulation Value, are permitted at any time prior to the Maturity Date, except in the case of certain surrenders under contracts issued in connection with annuity purchase plans adopted pursuant to Section 403(b) of the Code (see page 28). Certain surrenders may be subject to a surrender charge (see page 21) and a penalty tax may be imposed (see "Federal Tax Matters" in the Statement of Additional Information). In addition, Contract Owners may return the Contract for a refund within 20 days after receiving it (see page 27).

Transfers

Before the Maturity Date, amounts may be transferred among subdivisions of the Contract's Variable Account or between those subdivisions and the Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Prior to the Maturity Date, up to six transfers may be made each Contract Year without charge. However, a transaction charge (currently $10) is imposed for each transfer in excess of that number. See "Transfers," page 18. There is no limit on the amount that may be transferred out of a subdivision of the Variable Account. For transfers out of the Guaranteed Account, see page 26.

Similarly, after the Maturity Date, the Contract Owner may, once each year, change the investment base upon which the amount of the variable annuity payments are calculated by requesting that Union Central transfer annuity reserves among the Fund
Portfolios.

Benefits

Contract Owners can choose among various types of annuity benefits, including life annuities with a period certain and joint and survivor life annuities. See "Annuity Payments," page
24.

If the Annuitant dies before the Maturity Date and the Annuitant was the Owner or the Owner is still living, then Union Central will pay the beneficiary a death benefit equal to the greater of
(a) the Accumulation Value, or (b) the sum of all premiums paid less any amounts deducted in connection with partial surrenders. See "Death Benefits," page 23.

Charges

No sales charge is deducted from premiums. However, a surrender charge is imposed on certain early surrenders. This surrender charge depends on how long the Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of the Accumulation Value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, the surrender charge will be waived in the event of the Owner's hospital confinement or terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid. See "Surrender Charge," page 21.

As partial compensation for administrative expenses, an administration fee of $30 per year is deducted prior to the Maturity Date. The annual administration fee will be waived for any year in which the Accumulation Value of the Contract is $25,000 or more on the last day of that Contract Year. Union Central also reserves the right to waive this fee for select classes of employer sponsored retirement plan contracts. This annual fee is not imposed after the Maturity Date. A daily charge at the rate of 0.25% of net assets per year is also deducted (both before and after the Maturity Date) to defray the expenses of administering the Contract. See "Administration Fee," page 21.

As compensation for Union Central's assumption of the mortality and expense risks, a charge that is currently 1.0% of net assets per year (and that will never exceed 1.7% per year) is deducted from CA. See "Mortality and Expense Risk Charge," page 21. In accordance with state laws, premium taxes will be deducted from some policies. See "Premium Taxes," page 23.

Finally, the Funds in which CA invests will pay an investment advisory fee and other expenses which are described in the Fund
Prospectuses. See "The Funds," page 14.


                SUMMARY OF SEPARATE ACCOUNT EXPENSES

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments) ............................................None

Surrender Charge (Contingent Deferred Sales Charge) (as a percentage of amount surrendered)

     Contract Year         Surrender Charge Percentage*
     -------------------------------------------------
          1                           7%
          2                           7%
          3                           6%
          4                           5%
          5                           4%
          6                           3%
          7                           2%
          8                           1%
          After 8                     0%

      Exchange Fee ..................................$10**
      Annual Administration Fee .....................$30***


Separate Account Annual Expenses (as a percentage of average account value)
                                       Equity      Bond        Capital
                                       Subaccount Subaccount Subaccount
Mortality and Expense Risk Charge       1.00%       1.00%      1.00%
Administration Fee                       .25%        .25%       .25%
Total Separate Account Annual Expenses  1.25%       1.25%      1.25%

                         S&P 500    Capital    Scudder       Money
                         Index      Growth     International Market
                         Subaccount Subaccount Subaccount    Subaccount
Mortality and
Expense Risk Charge        1.00%      1.00%      1.00%         1.00%
Administration Fee          .25%       .25%       .25%          .25%
Total Separate Account
Annual Expenses            1.25%      1.25%      1.25%         1.25%

                                    Capital       Growth With  High
                                    Appreciation  Income       Income
                                    Subaccount    Subaccount   Subaccount
Mortality and Expense Risk Charge     1.00%         1.00%        1.00%
Administration Fee                     .25%          .25%         .25%
Total Separate Account
 Annual Expenses                      1.25%         1.25%        1.25%

                                       Emerging      Templeton
                                       Growth        International
                                       Subaccount    Subaccount
Mortality and Expense Risk Charge        1.00%         1.00%
Administration Fee                        .25%          .25%
Total Separate Account Annual Expenses   1.25%         1.25%

-------------
* Partial surrenders totaling up to 10% of the Accumulation Value may be made each Contract Year without the surrender charge being assessed.
** Prior to the Maturity Date, up to six transfers may be made each Contract Year without charge.
*** Waived for any year in which the Accumulation Value of the Contract is $25,000 or more on the last day of the Contract Year.


Carillon Fund, Inc. Annual Expenses+
                                                             S&P 500
                            Equity     Bond       Capital    Index
                            Portfolio  Portfolio  Portfolio  Portfolio

Management Fees               .56%       .48%       .68%       .30%
Other Expenses                .06%       .12%       .09%       .20%
Total Carillon Fund, Inc.
 Annual Expenses              .62%       .60%       .77%       .50%


Scudder Variable Life Investment Fund Annual Expenses+
                                  Capital
                                  Growth     International  Money
                                  Portfolio  Portfolio      Market
                                  Class A    Class A        Portfolio
Management Fees                     .47%       .83%           .37%
Other Expenses                      .04%       .17%           .09%
Total Scudder Variable Life
Investment Fund Annual Expenses     .51%      1.00%           .46%

American Century Variable Portfolios, Inc. Annual Expenses

                                  VP Capital Appreciation Portfolio
Management Fees                                1.00%
Other Expenses++
Total American Century Variable
Portfolios, Inc. Annual Expenses               1.00%

MFS Variable Insurance Trust Annual Expenses+*
                                                             Emerging
                               Growth With       High Income Growth
                               Income Series(2)  Series(2)  Series
Management Fees                   .75%             .75%        .75%
Other Expenses
(after fee reductions)            .25%             .25%        .12%
Total MFS Variable Insurance
Trust Annual Expenses            1.00%            1.00%        .87%

Templeton Variable Products Series Fund Annual Expenses+
                                         Templeton
                                         International
                                         Fund Class 2
   Management Fees                        .69%
   Rule 12b-1 Fees                        .25%
   Other Expenses                         .19%
   Total Fund Annual Expenses            1.13%

+   Templeton International Fund Class 2 has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997, except that Management Fees and Total Fund Operating Expenses have also been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses during 1997 were lower. See fund prospectus for details. For each other Portfolio figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 1997. Actual Portfolio expenses may vary.

++   All expenses except brokerage, taxes, interest and fees and expenses of non-interested person directors are paid by the investment adviser.

(1) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

(2) The Adviser has agreed to bear expenses for these Series, subject to reimbursement by these Series, such that each such Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. See "Information Concerning Shares of Each Series - Expenses" (in the Series' Prospectus). Otherwise, "Other Expenses" for the Growth With Income Series and the High Income Series would be 0.35% and 0.40%, respectively, and "Total Operating Expenses" would be 1.10% and 1.15%, respectively, for these Series.

Example* - If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                     1     3      5      10
                                    Year  Years  Years  Years

Equity Subaccount                   $92   $128   $153   $230
Bond Subaccount                     $92   $127   $152   $228
Capital Subaccount                  $94   $132   $160   $246
S&P 500 Index Subaccount            $91   $124   $147   $217
Capital Growth Subaccount           $91   $124   $147   $218
Scudder International Subaccount    $96   $139   $172   $270
Money Market Subaccount             $91   $123   $145   $213
Capital Appreciation Subaccount     $96   $139   $172   $270
Growth With Income Subaccount       $96   $139   $172   $270
High Income Subaccount              $96   $139   $172   $270
Emerging Growth Subaccount          $95   $135   $165   $257
Templeton International Subaccount  $97   $137   $168   $259

If you annuitize at the end of the applicable time period or if you do NOT surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                     1     3      5      10
                                    Year  Years  Years  Years
Equity Subaccount                   $20   $62    $107   $230
Bond Subaccount                     $20   $61    $106   $228
Capital Subaccount                  $22   $67    $114   $246
S&P 500 Index Subaccount            $19   $58    $100   $217
Capital Growth Subaccount           $19   $59    $101   $218
Scudder International Subaccount    $24   $74    $126   $270
Money Market Subaccount             $18   $57    $98    $213
Capital Appreciation Subaccount     $24   $74    $126   $270
Growth With Income Subaccount       $24   $74    $126   $270
High Income Subaccount              $24   $74    $126   $270
Emerging Growth Subaccount          $23   $70    $120   $257
Templeton International Subaccount  $25   $72    $122   $259

The purpose of this table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of CA as well as the Funds. See "Charges and Other Deductions," page 21, and the accompanying Prospectuses. The table does not reflect any deduction made for premium taxes that may be applicable (see page 23).


THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT WILL BE PAID MAY BE
GREATER OR LESSER THAN THOSE SHOWN.

-----------------
* In the example above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the Total Separate Account Annual Expenses and the Fund Annual Expenses shown above and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 1997 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts includes amounts allocated to both CA and the Guaranteed Account except for such amounts as are held as reserves for annuity payments.

                   PERFORMANCE DATA

From time to time CA may publish advertisements containing total return performance data relating to its Subaccounts (including graphs, charts, tables and examples depicting that data). More detailed information on computation of performance data is included in the Statement of Additional Information. All performance data quoted represents only historical performance and is not intended to indicate future performance of the Subaccounts.

Total return for a Subaccount is the sum of all the Subaccount's earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measuring period, expressed as a percentage of the amount invested for a one-year period. The total return figures advertised are average annual total returns for periods of one year and, when applicable, five years and ten years, and since inception of the Subaccounts. Total return omitting the effect of surrender charges may also be advertised for the same and other periods, to illustrate change in the value of the Variable Account during times when there is no sur-render. Total return omitting the effect of charges not reflected in Accumulation Unit Values (surrender charges and the portion of the annual administration fee attributable to the Subaccount whose return is shown) may also be advertised for the same and other periods, usually in comparison with certain unmanaged market indices. Total return (whether including or excluding the effects of the charges described above) also may be shown in some advertisements on a cumulative basis.


                  ACCUMULATION UNIT VALUES
       (for a unit outstanding throughout the period)

                                 Year ended December 31,
                       --------------------------------------------
                       1997      1996      1995      1994      1993
                       ----      ----      ----      ----      ----
EQUITY SUBACCOUNT
Accumulation unit
value at beginning
of period              $41.682   $33.969   $27.147   $26.628   $23.676
Accumulation unit
value at end of
period                 $49.527   $41.682   $33.969   $27.147   $26.628
Number  of
accumulation units
outstanding,
end of period          2,907,000 2,723,705 2,337,986 1,981,958 1,723,790
Payout unit value      49.527    $41.682   $33.969   $27.147
Number of payout
units outstanding,
end of period          8,952     9,142     9,796     10,476
                            Year ended December 31,
                       --------------------------------------------
                       1992      1991      1990      1989      1988
                       ----      ----      ----      ----      ----
EQUITY SUBACCOUNT
Accumulation unit
value at beginning
of period              $21.491   $14.979   $17.977   $16.316   $12.565
Accumulation unit
value at end of
period                 $23.676   $21.491   $14.979   $17.977   $16.316
Number of
accumulation units
outstanding,
end of period          1,312,947 1,057,669 936,036   799,268   561,682
Payout unit value
Number of payout
units outstanding,
end of period

                                 Year ended December 31,
                       --------------------------------------------
                       1997      1996      1995      1994      1993
                       ----      ----      ----      ----      ----
BOND SUBACCOUNT
Accumulation unit
value at beginning
of period              $25.210   $23.865   $20.341   $20.977   $19.014

Accumulation unit
value at end of
period                 $27.584   $25.210   $23.865   $20.341   $20.977

Number of accumulation
units outstanding,
end of period          766,722   672,511   574,421   508,398   513,613

                            Year ended December 31,
                       --------------------------------------------
                       1992      1991      1990      1989      1988
                       ----      ----      ----      ----      ----
BOND SUBACCOUNT
Accumulation unit
value at beginning
of period              $17.921   $15.424   $14.403   $13.199   $12.475

Accumulation unit
value at end of
period                 $19.014   $17.921   $15.424   $14.403   $13.199

Number of accumulation
units outstanding,
end of period          348,420   283,493   285,370   250,631   225,777

                                 Year ended December 31,
                       --------------------------------------------
                       1997      1996      1995      1994      1993
                       ----      ----      ----      ----      ----
CAPITAL SUBACCOUNT
Accumulation unit
value at beginning
of period              $18.367   $16.214   $14.394   $14.467   $13.022

Accumulation unit
value at end of period $19.439   $18.367   $16.214   $14.394   $14.467

Number of accumulation
units outstanding,
end of period          2,590,389 2,632,591 2,521,521 2,271,375 1,790,938

                            Year ended December 31,
                       --------------------------------------------
                       1992      1991      1990        1989      1988
                       ----      ----      ----        ----      ----
CAPITAL SUBACCOUNT
Accumulation unit
value at beginning
of period              $12.241   $ 9.850   $10.000<F1>

Accumulation unit
value at end of period $13.022   $12.241   $ 9.850

Number of accumulation
units outstanding,
end of period          1,181,036 627,636   279,289

                                 Year ended December 31,
                       --------------------------------------------
                       1997      1996        1995      1994      1993
                       ----      ----        ----      ----      ----
S&P 500 INDEX
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $11.375   $10.00<F2>
Accumulation unit
value at end of
period                 $14.878   $11.375
Number of accumulation
units outstanding,
end of period          2,041,455 869,681
                                 Year ended December 31,
                       --------------------------------------------
                       1997      1996      1995      1994      1993
                       ----      ----      ----      ----      ----
CAPITAL GROWTH
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $17.041   $14.394   $11.351  $12.749   $10.700

Accumulation unit
value at end of
period                 $22.803   $17.041   $14.394   $11.351   $12.749

Number of accumulation
units outstanding,
end of period          1,896,320   1,593,634   1,162,999   906,428   439,914

                            Year ended December 31,
                       --------------------------------------------
                       1992        1991      1990      1989      1988
                       ----        ----      ----      ----      ----
CAPITAL GROWTH
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $10.000<F3>

Accumulation unit
value at end of
period                 $10.700

Number of accumulation
units outstanding,
end of period          70,218
                                 Year ended December 31,
                       --------------------------------------------
                       1997      1996      1995      1994      1993
                       ----      ----      ----      ----      ----
SCUDDER INTERNATIONAL
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $16.054   $14.192   $12.958   $13.259   $9.760
Accumulation unit
value at end of period $17.256   $16.054   $14.192   $12.958   $13.259
Number of accumulation
units outstanding,
end of period          1,669,242 1,564,591 1,220,160 1,095,214 362,172
                                 Year ended December 31,
                       ---------------------------------------------
                         1992        1991     1990     1989     1988
                         ----        ----     ----     ----     ----
SCUDDER INTERNATIONAL
 SUBACCOUNT
Accumulation unit
value at beginning
of period                $10.000<F3>

Accumulation unit
value at end of period   9.760

Number of accumulation
units outstanding,
end of period            43,624

<F1> Commencement of operations was May 1, 1990.
<F2> Commencement of operations was May 1, 1996.
<F3> Commencement of operations was May 4, 1992.

                     ACCUMULATION UNIT VALUES
          (for a unit outstanding throughout the period)

                                 Year ended December 31,
                       --------------------------------------------
                       1997      1996      1995      1994      1993
                       ----      ----      ----      ----      ----
[S]                    [C]       [C]       [C]       [C]       [C]
MONEY MARKET
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $16.028   $15.468   $14.850   $14.526   $14.369

Accumulation unit
value at end of period $16.627   $16.028   $15.468   $14.850   $14.526

Number of accumulation
units outstanding,
end of period          433,296   477,679   368,444   280,575   119,598
[CAPTION]
                            Year ended December 31,
                       --------------------------------------------
                       1992      1991      1990      1989      1988
                       ----      ----      ----      ----      ----
[S]                    [C]       [C]       [C]       [C]       [C]
MONEY MARKET
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $14.122   $13.576   $12.709   $11.846   $11.226
Accumulation unit
value at end of period $14.369   $14.122   $13.576   $12.709   $11.846
Number of accumulation
units outstanding,
end of period          120,547   83,623    103,405   75,006    52,666
[CAPTION]
                                 Year ended December 31,
                       --------------------------------------------
                         1997      1996          1995     1994     1993
                         ----      ----          ----     ----     ----
[S]                      [C]       [C]           [C]      [C]      [C]
CAPITAL APPRECIATION
 SUBACCOUNT
Accumulation unit
value at beginning
of period                $9.062    $10.000<F2>

Accumulation unit
value at end of period   $8.640    $9.062

Number of accumulation
units outstanding,
end of period            640,421   424,022
[CAPTION]
                                 Year ended December 31,
                       --------------------------------------------
                         1997      1996        1995     1994     1993
                         ----      ----        ----     ----     ----
[S]                      [C]       [C]         [C]      [C]      [C]
GROWTH WITH INCOME
 SUBACCOUNT
Accumulation unit
value at beginning
of period                $11.352   $10.000<F2>

Accumulation unit
value at end of period   $14.521   $11.352

Number of accumulation
units outstanding,
end of period            1,002,705 425,068
[CAPTION]
                                 Year ended December 31,
                       --------------------------------------------
                         1997      1996         1995     1994     1993
                         ----      ----         ----     ----     ----
[S]                      [C]       [C]          [C]      [C]      [C]
HIGH INCOME SUBACCOUNT
Accumulation unit
value at beginning
of period                $10.841   $10.000<F2>

Accumulation unit
value at end of period   $12.139   $10.841

Number of accumulation
units outstanding,
end of period            269,398   108,723

[CAPTION]
                                 Year ended December 31,
                       --------------------------------------------
                         1997         1996      1995     1994     1993
                         ----         ----      ----     ----     ----
[S]                      [C]          [C]       [C]      [C]      [C]

EMERGING GROWTH
 SUBACCOUNT
Accumulation unit
value at beginning
of period                $10.000<F3>

Accumulation unit
value at end of period   $12.409

Number of accumulation
units outstanding,
end of period      224,193

                                 Year ended December 31,
                       --------------------------------------------
                          1997         1996     1995     1994     1993
                          ----         ----     ----     ----     ----

TEMPLETON INTERNATIONAL
SUBACCOUNT
Accumulation unit value
at beginning of period    $10.000<F3>

Accumulation unit value
at end of period          $10.893

Number of accumulation
units outstanding,
end of period              266,657

<F2> Commencement of operations was May 1, 1996.
<F3> Commencement of operations was May 1, 1997.

           THE UNION CENTRAL LIFE INSURANCE COMPANY
                     AND CARILLON ACCOUNT

Union Central

The Union Central Life Insurance Company ("Union Central"), a mutual insurance company, was organized in 1867 under the laws of Ohio. Union Central is primarily engaged in the sale of life and disability insurance and annuities and is currently licensed to operate in all states and the District of Columbia. The Contract is available in all states.

Carillon Account

CA is a separate account of Union Central that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such Registration does not signify that the Commission supervises the management or investment practices or policies of CA. Union Central's Board of Directors established CA by resolution on February 6, 1984.

Although the assets of CA belong to Union Central, these assets are held separately from the other assets of Union Central, and are not chargeable with liabilities incurred in any other business operations of Union Central (except to the extent that assets in CA exceed the liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of CA are credited to or charged against the assets of CA, without regard to the income, capital gains or capital losses arising out of any other business Union Central may conduct. Therefore, the investment performance of CA is entirely independent of both the investment performance of Union Central's general assets and the performance of any other separate account.

CA has been divided into twelve subaccounts, each of which invests in a different Portfolio of the Funds. Additional
Subaccounts may be added at Union Central's discretion.

The Funds

The Funds are mutual funds of the series type which are registered with the Securities and Exchange Commission as open-end, diversified, management investment companies. Such registration does not signify that the Commission supervises the management or investment practices or policies of Funds. The investment adviser to Carillon Fund is Carillon Advisers, Inc. (a wholly-owned subsidiary of Union Central). Scudder Kemper Investments, Inc. is the investment adviser to the Scudder Fund.

The investment adviser to the American Century Fund is American Century Investment Management, Inc. , the adviser to the American Century Investments group. The investment adviser to the MFS Fund is Massachusetts Financial Services Company. The investment adviser to the Templeton Fund is Templeton Investment Counsel, Inc.

CA invests in four Portfolios of Carillon Fund: the Equity Portfolio, the Bond Portfolio, the Capital Portfolio and the S&P 500 Index Portfolio. (The Carillon Fund has one additional Portfolio that is not available through the Contract). CA invests in three Portfolios of the Scudder Fund: the Capital Growth Portfolio Class A, the International Portfolio Class A and the Money Market Portfolio. (The Scudder Fund has four additional Portfolios that are not available through the Contract.) CA invests in one Portfolio of the American Century
Fund: American Century VP Capital Appreciation Portfolio. (The American Century Fund has four additional Portfolios that are not available through the Contract.) CA invests in three Portfolios of the MFS Fund: MFS Growth With Income Series, MFS High Income Series and MFS Emerging Growth Series. (The MFS Fund has nine additional Portfolios that are not available through the Contract.) CA invests in one Portfolio of the Templeton Fund: Templeton International Fund Class 2. (The Templeton Fund has several additional Portfolios that are not available through the Contract.) The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Carillon Fund Equity Portfolio seeks primarily long-term appreciation of capital by investing primarily in common stocks and other equity securities.

The Carillon Fund Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk by investing primarily in investment-grade corporate bonds.

The Carillon Fund Capital Portfolio seeks the highest total return through a combination of income and capital appreciation consistent with the reasonable risk associated with an investment portfolio of above-average quality by investing in equity securities, debt instruments and money market instruments.

The Carillon Fund S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The S&P 500 is a well-known stock market index that includes common stocks of companies representing approximately 70% of the market value of all common stocks publicly traded in the United States. The investment adviser of the Portfolio believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general.

The Scudder Fund Capital Growth Portfolio Class A seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

The Scudder Fund International Portfolio Class A seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

The Scudder Fund Money Market Portfolio seeks stability and current income from a portfolio of money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Portfolio will maintain a stable net asset value per share.

The American Century VP Capital Appreciation Portfolio seeks capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

The MFS Growth With Income Series seeks to provide reasonable current income and long-term growth of capital and income.

The MFS High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The MFS High Income Portfolio may invest up to 100% of its assets in lower-rated bonds commonly known as junk bonds. Before allocating any portion of premiums to the subdivision corresponding to this Portfolio, the Contract Owners should read the risk disclosure in the accompanying Prospectus for the MFS High Income Series.

The MFS Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

The Templeton International Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United
States.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. Additional information concerning the investment objectives and policies of the Funds can be found in the current Fund Prospectuses which are attached and accompany this Prospectus. The Fund Prospectuses should be read carefully before any decision is made concerning the allocation of premiums to a particular Subaccount of CA.

Additions, Deletions or Substitutions of Investments

Union Central retains the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Subaccount of CA or that CA may purchase. Union Central reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Fund Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in Union Central's judgment investment in any Portfolio would become inappropriate in view of the purposes of CA. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to a Contract Owner's interest in a Subaccount will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change. In the case of such substitution, affected Contract Owners will have the right, within 30 days after notification, to surrender the Contract without the imposition of any withdrawal charge. Nothing contained in this Prospectus shall prevent CA from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

The Company may also establish additional Subaccounts of CA. Each additional Subaccount would purchase shares in a new Fund Portfolio, in another mutual fund, or in a combination of these. New Subaccounts may be established when, in the sole discretion of Union Central, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners only on a basis to be determined by Union Central, if at all. Union Central may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, Union Central may, by appropriate endorsement, make such changes in Contracts offered by this Prospectus as may be necessary or appropriate to reflect such substitution or change. If deemed by Union Central to be in the best interests of persons having voting rights under the Contracts, CA may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.


                         THE CONTRACT

Purchasing a Contract

A Contract can be purchased by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to Union Central by a representative of Union Central who is also a qualified securities representative under federal law. Acceptance of an application is subject to Union Central's underwriting rules and Union Central reserves the right to reject any application. If an initial premium cannot be credited to the Contract within five business days of receipt by Union Central, then Union Central will return the premium to the payor immediately unless the applicant consents to Union Central holding the premium for a longer period. Initial premiums accompanied by completed applications will be credited to the Contract not later than two business days following receipt.

Premiums

After the first premium has been paid and accepted, the Owner has flexibility, within the limits of any applicable retirement plan, in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. (Union Central may waive the maximum but a waiver in one instance does not constitute a waiver for any additional premiums.)

If no premiums are paid for two consecutive Contract Years (three in New York), Union Central may cancel the Contract and return the Accumulation Value (less the administration fee and surrender charge, if applicable) but only if (1) the Accumulation Value is less than $2,000 at the end of the two-year period (three-year period in New York); and (2) the total premium paid, less any partial surrenders, is less than $2,000. Union Central will not cancel a Contract unless it first gives the Contract Owner at least 30 days' notice to pay an additional premium to prevent cancellation.

Premiums will be allocated among the thirteen Investment Options (the twelve subdivisions of the Variable Account and the Guaranteed Account) in accordance with the instructions of the Contract Owner, as specified in the application for the Contract or as subsequently changed by the Owner. Any portion of the premium, subject to a $10 minimum, may be allocated to these Investment Options. The allocation may be changed at any time, without charge, by providing proper instructions to Union Central in a form acceptable to Union Central.

Crediting of Accumulation Units

Premiums that are allocated to the Contract's Variable Account are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the amount allocated to each subdivision of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of CA for the Valuation Period during which the premium is received. (In the case of the initial premium, units are credited when the application is accepted.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

Prior to the Maturity Date, the Accumulation Value equals the sum of the Variable Account and the Guaranteed Account credited to the Contract. The Variable Account is the sum of the value of all subdivisions of the Variable Account. The value in a subdivision equals the number of Accumulation Units credited to that subdivision times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 25.

Value of Accumulation Units

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount of
CA are valued separately.

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except (i) when the New York Stock Exchange is closed (currently New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas
Day); and (ii) any day on which changes in the value of the Portfolio securities of the Funds will not materially affect the current net asset value of the shares of a Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation
Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A)   is:
   (1) the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
   (2) the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
   (3) a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which Union Central determines to have resulted from the maintenance of the Subaccount (Union Central does not believe that currently any taxes are incurred by CA); and

(B)   is:
   (1) the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
   (2) the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C) is a factor representing the daily charges deducted from CA by Union Central for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.00003% for a one-day valuation period.

Transfers

Amounts may be transferred among subdivisions of a Contract's Variable Account, or between the Guaranteed Account and subdivisions of the Variable Account, at any time prior to the Maturity Date. Prior to the Maturity Date, Contract Owners may transfer up to the greater of (1) 20% of the value of the Guaranteed Account (as of the first day of the Contract Year), or (2) $1,000 to one or more subdivisions of the Variable Account each Contract Year. There is no maximum on amounts that may be transferred out of a subdivision of the Variable Account. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

Prior to the Maturity Date, up to six transfers may be made each Contract Year without charge. However, a transaction charge is imposed for each transfer in excess of that number, and is deducted from the Investment Option from which the transfer is made (or from the amount transferred, if the entire amount in any Investment Option is transferred). The transfer charge is currently $10 and may be increased, but it will never be more than $15.

If after a transfer the amount remaining in any Investment
Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Transfer requests must be made pursuant to proper written or telephone instructions which specify in detail the requested changes. Transfers from subdivisions of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which Union Central receives the transfer request at its Home Office.

After the Maturity Date, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity payments will result in subsequent annuity payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Telephone Transfers: Contract Owners are eligible to effect transfers pursuant to telephone instructions unless they elect out of the option by writing Union Central.

Telephone transfer instructions may be made by calling 1-800-456-9319 between 9:00 a.m. and 3:30 p.m. (Eastern Time
 Zone) on
days when Union Central is open for business. Each telephone exchange request must include a precise identification of the Contract and the Contract Owner's Personal Security Code or other designated identifiers. Union Central may accept telephone exchange requests from any person representing himself or herself to be the Contract Owner or any other person who properly identifies the correct Contract Number and Personal Security Code or other designated identifiers. Thus, Contract Owners risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither Union Central nor the Funds nor Carillon Investments, Inc., the principal underwriter of the Contracts, will be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and Contract Owners will bear the risk of any such loss. Union Central will employ reasonable procedures to confirm that telephone instructions are genuine. If Union Central does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or tape recording of telephone transfer request instructions received from Contract Owners. All or part of any telephone conversation relating to transfer instructions may be recorded by Union Central without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. Allocations of future premium payments can only be changed by proper written request. (See "Premiums" on page 16.)

NOTE: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and will be processed pursuant to the terms and restrictions described in this "Transfers" section.

Additional information concerning this transfer privilege may be obtained from Union Central. Union Central reserves the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

Special Transfers - Dollar Cost Averaging

Union Central administers a Dollar Cost Averaging ("DCA") program that enables the Contract Owner to pre-authorize a periodic exercise of the right to transfer amounts among subdivisions of the Variable Account. Contract Owners entering into a DCA agreement instruct Union Central to transfer monthly (as of the first business day of the month) a predetermined dollar amount (a minimum of $100) from the Money Market subdivision to other subdivisions of the Variable Account until the amount in the Money Market subdivision is exhausted. A DCA agreement may be terminated at any time upon the Contract Owner notifying Union Central in writing at least five business days prior to the next transfer date so that the transfer scheduled to take effect on such date can be cancelled.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect a Contract Owner's right to make up to six transfers each Contract Year without charge, prior to the Maturity Date.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

Contract Owners interested in the DCA program may elect to participate in this program by separate application.

Portfolio Rebalancing Plan

Union Central administers a Portfolio Rebalancing Plan that enables Contract Owners with a minimum balance of $5,000 in the Variable Account to indicate to Union Central the percentage levels he or she would like to maintain among the subdivisions of the Variable Account. On a quarterly, semi-annual or annual basis as selected by the Contract Owner, Union Central will automatically rebalance the subdivisions of the Contract Owner's Variable Account to maintain the indicated percentages by transfers among the subdivisions. (The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account.) The entire value of the subdivisions of the Variable Account must be included in the Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not work in concert with the Portfolio Rebalancing Plan. Therefore, Contract Owners should monitor their use of these other programs and any other transfers or withdrawals while the Portfolio Rebalancing Plan is being used.

The Portfolio Rebalancing Plan may be terminated at any time upon the Contract Owner notifying Union Central in writing at least five business days prior to the date of the next rebalancing.

Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect a Contract
Owner's right to make up to six transfers each Contract Year without charge, prior to the Maturity Date.

Union Central reserves the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Contract Owners may elect to participate in this program by separate application.

Interest Sweep

Contract Owners with a minimum balance of $5,000 in the Guaranteed Account may elect to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subdivisions of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis.

The Interest Sweep Plan may be terminated at any time upon the Contract Owner notifying Union Central in writing at least five business days prior to the date of the next periodic sweep.

Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect a Contract
Owner's right to make up to six transfers each Contract Year without charge, prior to the Maturity Date.

Union Central reserves the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

Contract Owners may elect to participate in this program by separate application.


Surrenders

The Contract Owner may make cash withdrawals (surrenders) of all or part of the Accumulation Value at any time prior to the earlier of the death of the Annuitant or the Maturity Date (subject to any restrictions imposed in connection with a particular retirement plan). Surrender requests must be made in writing on forms provided by Union Central. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is the Accumulation Value at the end of the valuation period during which Union Central receives the proper written request, less any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request (see "Miscellaneous Contract Provisions" in the Statement of Additional Information). For surrenders from the Guaranteed Account, see page 26. For restrictions applicable to certain surrenders under Contracts issued in connection with annuity purchase plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans," page 28.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If after the surrender (and deduction of the surrender charge, if any) the amount remaining in the Investment Option would be less than $25, then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Accumulation Value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire Accumulation Value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to the surrender charge set forth below under "Surrender Charge" at page 21. Surrenders of Contracts may be subject to a 10% tax penalty (see "Federal Tax Matters" in the Statement of
Additional Information).

The full administration fee will also be deducted at the time of
total surrender regardless of the date of surrender.   For total
surrenders, any surrender charge and administration fee will be deducted from the amount paid.

Partial surrenders will be implemented by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. The Contract Owner should designate the Investment Option from which the surrender should be made. If no designation is made, the requested amount will be withdrawn from each Investment Option in the same proportion that the interest therein bears to the Accumulation Value. The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Variable Account (and because there are certain charges), the total amount paid upon total surrender of the Contract (including any prior surrenders) may be more or less than the total premiums paid.

Personal Income Plan

Union Central administers a Personal Income Plan ("PIP") that enables a Contract Owner to pre-authorize a periodic exercise of the contractual surrender rights described above. Contract Owners entering into a PIP agreement instruct Union Central to withdraw a level dollar amount or percentage of the Accumulation Value on a monthly, quarterly, semi-annual or annual basis. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of the Contract Owner's Accumulation Value (in the initial year, as of the date the PIP agreement is approved by Union Central; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable (see "Surrender Charge" at page 21.) PIP surrenders may also be subject to the 10% federal tax on early withdrawals (see "Federal Tax Matters" in the Statement of Additional Information).



                 CHARGES AND OTHER DEDUCTIONS

Administration Fee

Prior to the Maturity Date, an annual administration fee of $30 will be deducted from the Accumulation Value as partial reimbursement for actual expenses related to the administration of each Contract and the Variable Account. The annual administration fee will be waived for any year in which the Accumulation Value of the Contract is $25,000 or more on the last day of that Contract Year. Union Central also reserves the right to waive this fee for select classes of employer sponsored retirement plan contracts. Union Central guarantees that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted after the Maturity Date.

The annual administration fee will be deducted on the last day of each Contract Year. The fee will be deducted pro rata from all Investment Options in the same proportion that the Contract Owner's interest in each bears to the total Accumulation Value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the Accumulation Value of the Contract is $25,000 or more on the date of surrender.

There will also be a deduction, on a daily basis, at an annual rate of 0.25% of the assets of the Variable Account to help defray the expenses of administering CA and the Contract. This deduction also is guaranteed not to increase over the life of the Contract. Because this fee is a percentage of assets, rather than a flat amount, larger contracts will, in effect, pay a higher proportion of the total administrative expenses of CA than smaller contracts. The deduction for 1997 was $754,374.

Administrative expenses include expenses incurred in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and Contract changes, calculating Accumulation Unit and Annuity Unit values, reporting and other communications to Owners and other similar expense and overhead costs.

Mortality and Expense Risk Charge

A Mortality and Expense Risk Charge will be deducted daily at a rate equal, on an annual basis, to 1.0% of each Contract's Variable Account. THIS CHARGE MAY INCREASE BUT UNION CENTRAL GUARANTEES THAT IT WILL NEVER BE MORE THAN 1.7%. Although Union Central does not believe it is possible to allocate this charge to different risks, Union Central feels that a reasonable estimate is .7% for mortality risk and .3% for expense risk.

The mortality risk arises from Union Central's guarantees to make annuity payments in accordance with the annuity tables, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from Union Central's guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should an Annuitant die before the Maturity Date.

Union Central's expense risk arises from the possibility that the amounts realized from the administration fee and surrender charge (which are guaranteed not to increase) will be insufficient to cover actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from Union Central's general corporate funds, including amounts derived from the Mortality and Expense Risk Charge.

If amounts derived from the Mortality and Expense Risk Charge are insufficient to cover mortality costs and excess expenses, Union Central will bear the loss. If the charge is more than sufficient, Union Central will retain the balance as profit. Union Central currently expects a profit from this charge. The Mortality and Expense Risk Charge for 1997 was $3,683,113.

Surrender Charge (Contingent Deferred Sales Charge)

The Accumulation Value may, as explained above, be withdrawn in whole or in part by totally or partially surrendering the Contract, at any time before the earlier of the Maturity Date or the Annuitant's death. However, if a surrender takes place in the first eight Contract Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

Contract Year   1   2   3   4   5   6   7   8   Thereafter
              --------------------------------------------
                7%  7%  6%  5%  4%  3%  2%  1%    0%

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of the Accumulation Value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, PIP surrenders (see "Personal Income Plan" at page 20) in a Contract Year totaling not more than 10% of the Accumulation Value (in the initial year, as of the date the PIP agreement is approved by Union Central; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Terminal Illness/Confinement

Also, where permitted by state law, the surrender charge will be waived upon a full surrender or one or more partial surrenders in the event of (1) or (2) below:

(1) The Contract Owner becomes confined in a qualified institution for a period of at least 30 consecutive days after the later of the issue date of the Contract ("Contract Date") or May 1, 1993, subject to the following:

   (a) The Owner must be a natural person (not a Trust, Corporation, or other legal entity).

   (b) The Owner must have been an Owner of the Contract continuously since the Contract Date.

   (c) The Owner was not confined in a qualified institution at any time during the 60 day period just prior to the later of the Contract Date or May 1, 1993.

   (d) Union Central receives a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

   (e) A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:

      (i)   medical treatment is available on a daily basis; and
      (ii)   daily medical records are kept for each patient.

(2) The Contract Owner acquires a terminal illness after the later of the Contract Date or May 1, 1993, subject to the following:

   (a) The Owner must be a natural person (not a Trust, Corporation, or other legal entity).

   (b) The Owner must have been an Owner of the Contract continuously since the Contract Date.

   (c)   The Owner has less than 12 months to live.

   (d) Union Central must receive a written request for full or partial surrender together with a certificate from the Owner's attending physician stating the Owner's life expectancy and any other proof Union Central may require.

   (e) "Physician" means a medical doctor licensed in the United States who:

      (i)   is operating within the scope of that license; and
      (ii)   is not the Owner and is not related to the Owner.

The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums.

The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a Corporate Pension Plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser, and will be based on reduced selling and other expenses.

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from (i) another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan, (ii) a Certificate (account) under certain Union Central Group Retirement Annuity Contracts, or (iii) certain Union Central Life Insurance Policies or Annuity Contracts. In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option or Options from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charges on a total surrender of a Contract will be deducted from the amount paid.

The amounts obtained from the surrender charge will be used to offset the distribution fee paid Carillon Investments. See page
29.

The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. Any shortfall will be paid by Union Central out of its general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 27.

Premium Taxes

Union Central will, where such taxes are imposed by state law, deduct premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") when incurred, which could be (1) at the Maturity Date, (2) when a total surrender occurs, or (3) when premiums are paid. If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that the Contract Owner's interest in the Investment Option bears to the total Accumulation Value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as the Contract Owner's state of residency and the insurance laws and status of Union Central in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund Prospectuses.


                    BENEFITS UNDER THE CONTRACT

Death Benefits

If the Annuitant is the Owner and dies prior to the Maturity Date, or if the Annuitant dies prior to the Maturity Date while the Owner is living, then a death benefit will be paid to the designated Beneficiary. The death benefit will be the greater of: (a) the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charges associated with those partial withdrawals; or (b) the Accumulation Value on the date Union Central receives Due Proof of Death. This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of CA.

If the Owner is not the Annuitant and the Owner dies before the Maturity Date and while the Annuitant is living, Union Central will pay the Accumulation Value (measured as of the date Union Central receives Due Proof of Death) to the Owner's estate or to a successor owner. Notwithstanding the foregoing sentence to the contrary, if the Owner's spouse is the designated beneficiary under the Contract, such spouse will become the Owner of the Contract and no distribution will be required as a result of the death of the original Owner.

If the Annuitant dies after the Maturity Date, Union Central will provide the death benefit, if any, contained in the particular Annuity Option elected. See page 24.

Annuity Payments

Maturity Date The Contract Owner specifies a Maturity Date in the application, which is the day that annuity payments will commence under the Contract. The Contract Owner may change the Maturity Date at any time, provided written notice of the change is received by Union Central at least 30 days before the previously specified Maturity Date. The Maturity Date must be:
(a) at least a month after the Contract Date; (b) the first day of a calendar month; and (c) no later than the Annuitant's 95th (85th in New York and Pennsylvania) birthday (particular retirement plans may impose additional limitations).

Type of Income Payments A Contract Owner may specify any proportion of the Accumulation Value (less premium taxes, if any) to be applied to a Variable Annuity or a Fixed Annuity. Variable Annuity payments will vary in accordance with the investment experience of the Subaccount selected by the Contract Owner.

At least 30 days before the Maturity Date, the Contract Owner must select how the Accumulation Value will be used to provide the monthly annuity payments. If no selection is made, Union Central will provide a Fixed Annuity with the proceeds of the Guaranteed Account and a Variable Annuity with the proceeds of the Variable Account. The first Variable Annuity payment will be based on the allocation of the Variable Account among the subdivisions.

If a Variable Annuity is selected, the amount of the first monthly income payment will be obtained from the appropriate
Option Table in the Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Payments The amount of Variable Annuity payments will depend not only upon the investment experience of the Subaccount selected by the Contract Owner, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the Annuity Option chosen. Union Central guarantees that the annuity payments (1) will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and (2) will not be affected by the actual amount of expenses incurred by Union Central in administering the Contract.

Since Variable Annuity payments will vary in accordance with the investment results of the Subaccounts, the amount of the Variable Annuity payments cannot be predetermined.

If the total Accumulation Value to be applied to an Annuity Option is less than $5,000 ($2,000 in Massachusetts and New
York), Union Central will have the option of paying the Accumulation Value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the Annuity Option selected is less than $50 ($20 in New York), Union Central may change the payment frequency of annuity payments to quarterly, semiannually or annually.

Annuity Options The Contract Owner may elect a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity. All of the Annuity Options listed below (except the Alternate Annuity Option) are available as either Fixed or Variable Annuities.

Up to 30 days before the Maturity Date, the Contract Owner may change the Annuity Option. If an Annuity Option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity payments begin. The Annuity Options include:

Option 1: Life Annuity (a) Nonrefund. Union Central will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this Option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

(b) 5-Years Certain. Union Central will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

(c) 10-Years Certain. Union Central will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless the Contract Owner selects a different option.)

(d) Installment Refund. Union Central will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this Installment Refund Option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity (a) Joint and Survivor Nonrefund. Union Central will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

(b) Joint and Survivor with 10-Year Certain. Union Central will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of the settlement in accordance with the Annuity Options described above, Contract Owners may choose an alternate type of Fixed Annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities being issued by Union Central on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity payments have been made for a guaranteed period, if any, Union Central will continue payments to the beneficiary until the rest of the guaranteed payments have been made. If no beneficiary is living, Union Central will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the Annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.


                     THE GUARANTEED ACCOUNT

Premiums allocated to the Guaranteed Account and transfers to the Guaranteed Account become part of the general assets of Union Central, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is Union Central registered as an investment company under the Investment Company Act of 1940 ("1940 Act "). Accordingly, neither Union Central nor any interests in its general assets generally are subject to the provisions of the 1933 or 1940 Acts and it is understood that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the fixed portion of the Contract. Disclosures regarding the fixed portion of the Contract and Union Central, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For complete details regarding the fixed portion, see the Contract itself.

General Description

The Guaranteed Account is the value of the Contract that is part of the general assets of Union Central, other than those allocated to separate investment accounts such as CA. Contract Owners may elect to allocate all or part of their premiums to the Guaranteed Account, and they may also transfer values from the Variable Account to the Guaranteed Account. Union Central bears the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas the Contract Owners bear the investment risk for amounts allocated or transferred to the Variable Account. Union Central has sole discretion to invest its general assets, including assets funding the Guaranteed Account, subject to applicable law.

Guaranteed Account Accumulations

Union Central guarantees that it will credit interest to the Guaranteed Account at an effective rate of at least 4.0% per year (compounded annually). Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as Union Central may determine. ANY INTEREST CREDITED TO THE GUARANTEED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED RATE OF 4.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF UNION CENTRAL.

Union Central guarantees that, at any time prior to the Maturity
Date, the Guaranteed Account of the Contract will be at least equal to:

(1)   the total of all net premiums allocated to the Guaranteed
Account; plus

(2)   the total of all amounts transferred to the Guaranteed
Account from the Variable Account; minus

(3)   the total of all amounts transferred from the Guaranteed
Account to the Variable Account (including the transfer fee);
minus

(4) the total of all administration fees attributable to the Guaranteed Account; minus

(5)   the total of all partial surrenders from the Guaranteed
Account (including any surrender charges); plus

(6) interest at the guaranteed annual effective interest rate of 4.0%.

Fixed Annuity Payments

A fixed annuity is an annuity with payments that have a dollar amount that is fixed and guaranteed by the insurance company issuing the Contract. The amount of the annuity payments will be determined by applying the Guaranteed Account to rates at least as favorable as those in the applicable annuity option table in accordance with the Annuity Option elected. This will be done at the Maturity Date. The annuity option tables contained in the Contract are based on a 4.0% interest rate.

Union Central guarantees the amount of fixed annuity payments.
The payment depends only on the annuity option elected, the age
(and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

Surrenders

The Contract Owner may surrender all or part of the Guaranteed Account value at any time prior to the Maturity Date or the death of the Annuitant. Union Central intends to pay surrender requests upon receipt but reserves the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 20.

Transfers

Amounts may be transferred among subdivisions of a Contract's Variable Account, or between the Guaranteed Account and subdivisions of the Variable Account, at any time prior to the Maturity Date. Prior to the Maturity Date, Contract Owners may transfer up to the greater of (1) 20% of the value of the Guaranteed Account (as of the first day of the Contract Year), or (2) $1,000 to one or more subdivisions of the Variable Account each Contract Year. There is no maximum on amounts that may be transferred out of a subdivision of the Variable Account. The minimum amount that may be transferred is $300, or if less,
the entire amount in the investment option.   No transfers may
be made with respect to fixed annuity payments.


                      GENERAL MATTERS

Designation of Beneficiary

The Beneficiary is the person designated as such in the application and is the person or persons to whom benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, the Contract Owner may change the Beneficiary while the Annuitant is living by providing Union Central with written notice. Any change will be effective at the time it is signed by the Contract Owner, whether or not the Annuitant is living when the change is received by Union Central. Union Central will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

20-Day Right to Examine Contract

If a Contract Owner is not satisfied with the Contract, it may be voided by returning it to Union Central or the agent of Union
Central from which it was purchased within 20 days of receipt.
The Contract Owner will then receive a full refund of any premium paid or in certain states the Accumulation Value.

Contract Owner's Inquiry

Contract Owners may make inquiries concerning their contracts by calling Union Central at (513) 595-2728, or writing c/o Annuity
Administration, P.O. Box 40888, Cincinnati, Ohio 45240.


                     FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. This discussion is based upon Union Central's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("Service"). No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended ("Code"). The ultimate effect of federal income taxes on the Accumulation Value, on annuity payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on Union Central's tax status, and on other factors. Any person concerned about these tax implications should consult a competent tax adviser.

Tax Status of Contracts

The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Internal Revenue
Code.

Union Central believes that an annuity owner generally is not taxed on increases in the value of a Contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., "surrenders") or as annuity payments under the annuity option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the Owner's cash value over the Owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump-sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender under Qualified Contracts, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." Any additional amount withdrawn is not taxable. The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income. For contracts issued in connection with tax-qualified plans, the "investment in the contract" can be zero. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a surrender under Nonqualified Contracts, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity payment under the Contract is generally taxed on the portion of such payment that exceeds the "investment in the contract." For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the Contract until the investment in the Contract is recovered; the remainder of each payment is taxable. Once the investment in the Contract is recovered, the entire amount of each payment is taxable.

For Nonqualified Contracts, there may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income. In general, there is no penalty tax on surrenders (1) made on or after age 59 1/2, (2) made as a result of death or disability, or (3) received in substantially equal installments as a life annuity. For some Qualified Contracts, there may be imposed a penalty tax on certain surrenders.

A transfer of ownership of a Contract, or designation of an annuitant or other beneficiary who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer or assignment of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Code. Withholding for federal income taxes on annuity payments is required unless the recipient elects not to have any such amounts withheld and properly notifies Union Central of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.

Qualified Plans

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

(a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a Section 403(b) annuity may not begin before the employee attains age 59 1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

(b) Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

(c) Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

(d) H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the Internal Revenue Service, is adopted and implemented by the employer.

(e)   State and Local Government Deferred Compensation Plans.
Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.


   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement, or (3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.


   DISTRIBUTION OF THE CONTRACTS

Carillon Investments, Inc. (a wholly-owned subsidiary of Union Central whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Union Central will pay Carillon Investments, Inc., an amount not in excess of 5% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. In those cases where the surrender charges are reduced (see page 22), the amount paid to Carillon Investments will be less than 5% of premiums.


   VOTING RIGHTS

To the extent required by law, the Portfolio shares held by CA will be voted by Union Central at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of CA. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, Union Central determines that it is allowed to vote the Portfolio shares in its own right, Union Central may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. Prior to the Maturity Date, the number of votes for which a Contract Owner has a right to give instructions will be determined by dividing the Accumulation Value attributable to a subdivision by the net asset value per share of the corresponding Portfolio. After the Maturity Date, the Annuitant has the voting interest. The number of votes after the Maturity Date will be determined by dividing the reserve for such Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. After the Maturity Date, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to such meeting in accordance with procedures established by Union Central. Fund shares held in CA as to which no timely instructions are received will be voted or not voted by Union Central in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of Carillon Fund has adopted an amendment to its By-laws providing that unless otherwise required by the Investment Company Act of 1940, Carillon Fund shall not be required to hold an annual meeting of shareholders unless the Board of Directors determines to hold an annual meeting. Carillon Fund intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

Scudder Fund, which was organized in the Commonwealth of Massachusetts as a "Massachusetts business trust," does not intend to hold annual meetings. However, shareholders of Scudder Fund have certain rights, as set forth in the Declaration of Trust of Scudder Fund, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees.

American Century Fund was organized as a Maryland corporation. An insurance company issuing a variable contract invested in shares issued by the American Century Fund will request voting instructions from Contract Owners and will vote shares in proportion to the voting instructions received.

MFS Fund was organized in the Commonwealth of Massachusetts as a "Massachusetts business trust." It does not intend to hold annual shareholder meetings.

Templeton Fund was organized in the Commonwealth of Massachusetts as a "Massachustees business trust." Massachusetts business trust law does not require the Trust to hold annual shareholder meetings.


                     PREPARING FOR YEAR 2000

Like all financial services providers, Union Central utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including banks, custodians, and investment managers that also may be affected. Union Central and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Union Central. However, as of the date of this prospectus, it is not anticipated that Contract Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Union Central currently anticipates that its systems will be Year 2000 compliant on or about January 2, 1999, but there can be no assurance that Union Central will be successful. The failure of Union Central or one of its service providers to achieve timely and complete compliance could materially impair Union Central's ability to conduct its business, including its ability to accurately and timely value interests in the Contracts.


                        FINANCIAL STATEMENTS

Financial statements of CA and Union Central are included in the SAI which may be obtained without charge by writing or telephoning Union Central at: address - P.O. Box 40409,
Cincinnati, Ohio 45240-0409;  telephone - 1-800-999-1840.


                         APPENDIX A

                   IRA DISCLOSURE STATEMENT


Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after 1-1-98, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Seven-day Review Period

You have seven days after you sign your application to review this statement and the Prospectus without obligation. If you notify Union Central or your sales representative either orally or in writing within the seven-day period that you want to revoke your application, your entire purchase payment will be refunded to you. The address and telephone number of Union Central are as follows:

      The Union Central Life Insurance Company
      P.O. Box 40888
      Cincinnati, Ohio 45240
      Telephone: (513) 595-2728 8:15 a.m.-4:30 p.m. (Eastern
Time Zone)

Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see
A. below) you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $2,000 for the taxable year.) If you or your spouse is an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.

A. Active Participant

You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary-reduction arrangement (such as a tax-sheltered annuity arrangement or a 401(k) plan), a simplified employee pension plan (SEP), a SIMPLE plan, or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as (1) an Armed Forces Reservist, for less than 90 days of active service; or (2) a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65. Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $30,000 for taxable years beginning in 1998. The Threshold Level if you are married and file a joint tax return is $50,000 for taxable years beginning in 1998, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $30,000 for 1998. The Threshold Level is established for future years as follows:

                             Joint Returns


                                              The applicable
For taxable years beginning in:               Threshold Level
    1999                                      $51,000
    2000                                      $52,000
    2001                                      $53,000
    2002                                      $54,000
    2003                                      $60,000
    2004                                      $65,000
    2005                                      $70,000
    2006                                      $75,000
    2007 and thereafter                       $80,000



                             "Single" Returns

                                              The applicable
For taxable years beginning in:               Threshold Level
    1999                                      $31,000
    2000                                      $32,000
    2001                                      $33,000
    2002                                      $34,000
    2003                                      $40,000
    2004                                      $45,000
    2005 and thereafter                       $50,000

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI--Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. You can estimate your Deduction Limit or calculate it as follows:

$10,000 - Excess AGI     X   Maximum Allowable Deduction =
Deduction Limit
--------------------
   $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,524, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you file your income tax return for that year (i.e., April 15 if you are a calendar-year taxpayer) with no extensions.

Under certain circumstances an employee may elect to have the employer make up to $7,000 ($10,000 in 1998 as adjusted for inflation) in salary-reduction contributions to a SEP. Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 15% of your compensation. Compensation is limited to $160,000 in 1998 ( as adjusted for inflation.) Employer contributions to a SEP-IRA are excludable from the employee's gross income rather than deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

No contribution may be made to your traditional IRA or SEP-IRA during or after the tax year in which you attain age 70 1/2.

Nondeductible Contributions

Even if you are above the threshold level and thus may not make a deductible contribution of $2,000, you may still contribute up to the lesser of 100% of compensation or $2,000 to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including form 8606 as a part of your tax return for the year. There is a $50 penalty for failure to file Form 8606, entitled Nondeductible IRA Contributions, IRA Basis, and Nontaxable IRA Distributions.

You may make a $2,000 contribution at any time during the year, if your compensation for the year will be at least $2,000, without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $2,000, and (b) the total of both spouses' gross income reduced by the amount contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $4,000 for the taxable year.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your IRA for any tax year during which and after you attain age 70 1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70 1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA. Withdrawals may also be made from other traditional IRAs and contributed to this IRA. This transfer of funds from one traditional IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another traditional IRA within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA is permitted. Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TDA and HR-10 plans). Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Code. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includable in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA. In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to an amount equal to medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), nor does it apply to amounts withdrawn to pay for medical expenses for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year. In addition, the 10% penalty does not apply to surrenders for qualified higher education expenses or for withdrawals up to $10,000 which is a qualified first-time home distribution.

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. Such qualified higher education expenses may be incurred by you or your spouse, or any child or grandchild of you or your spouse. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution. However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59 1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraph, a 10% penalty tax will be imposed on the part of an excess contribution greater than $2,000 which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:

Remaining Nondeductible Contributions X Total Distributions =
Nontaxable Distribution
-------------------------------------          (for the year)
    (for the year)
 Year-end total of traditional
      IRA account balances

To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA. This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions

A. Inadequate or Underdistributions 50% Tax

Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 following the end of the calendar year in which you attain age 70 1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December
31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

B. Distribution Forms

By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:

   (1)   a single sum payment;
   (2)   equal or substantially equal payments over your life;
   (3) equal or substantially equal payments over the lives of you and your designated beneficiary;
   (4) equal or substantially equal payments over a specified period that may not be longer than your life expectancy; or
   (5) equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.

C. Death Benefits

If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

   (1) If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as provided under B.

   (2) If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

 (i) by December 31st of the year containing the fifth anniversary of your death;
     or

(ii)in equal or substantially equal payments over the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death.
If, however, the beneficiary is your surviving spouse, then this disbursement is not required to begin before December 31st of the year in which you would have turned 70 1/2.

Unless otherwise elected by you prior to the commencement of disbursements under B. or, if applicable, by the surviving spouse where you die before disbursements have commenced, life expectancies of you or your spouse beneficiary shall be recalculated annually for purposes of disbursements under B. and
C. An election not to recalculate shall be irrevocable and shall apply to all subsequent years. The life expectancy of a non-spouse beneficiary shall not be recalculated.

Prototype Status

The Internal Revenue Service reviewed the format of your IRA, and issued an opinion letter on May 19, 1986, to The Union Central
Life Insurance Company stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Part II.  SIMPLE IRA

A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions. The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours. Any distribution of funds to you during this two-year period may be subject to a 25% additional tax if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussions of those requirements.

Prototype Status

The Internal Revenue Service reviewed the format of your SIMPLE
IRA and issued an opinion letter on September 26, 1997, to the Union Central Life Insurance Company stating that your policy qualifies as a prototype SIMPLE-IRA.

Part III.  Roth IRA

The Taxpayer Relief Act of 1997 created a new type of IRA called the Roth IRA, effective for tax years beginning in 1998. Such an IRA must meet the requirements of Section 408A of the Code. The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $2,000 for any of your tax years. (The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $2,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age 70 1/2.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the reund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $2,000 limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the $2,000 annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated beneficiary,the entire remaining interest will at your election, or it you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death; or

   (2) be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following your death. If distributions do not begin by the date described in (2) above, distribution method (1) will apply.

B. In the case of distribution method (A)(2) above, to determine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year disbributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse will then be treated as you, the person originally establishing this Roth IRA.

Taxation of Distributions.

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution." A "qualified distribution" is one that is not made within the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59-1/2 or totally disabled or to your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be includible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.

Prototype Status

Internal Revenue Service review of your Roth IRA is pending.







                             PART B


                   INFORMATION REQUIRED IN A
              STATEMENT OF ADDITIONAL INFORMATION



                          CARILLON ACCOUNT
-------------------------------------------------------------

                                 of

            THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road   Cincinnati, Ohio 45240   513-595-2600



              STATEMENT OF ADDITIONAL INFORMATION


May 1, 1998

       This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 1998, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to P.O.
Box 40409, Cincinnati, Ohio 45240-0409.






                       TABLE OF CONTENTS

                                                         Page

Distribution of Contracts ..............................  B-2
Determination of Annuity Payments ......................  B-2
Performance Data Advertising ...........................  B-3
Federal Tax Matters ....................................  B-4
Miscellaneous Contract Provisions ......................  B-6
Custody of CA's Assets .................................  B-7
Experts ................................................  B-9
Financial Statements of CA and of Union Central

-------------------------------------------------------------

                 DISTRIBUTION OF CONTRACTS

   Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

   As underwriter of the Contracts, the following distribution fees were paid to Carillon Investments, Inc., by Union Central:

                    Year   Amount
                    ----   ----------
                    1997   $3,447,836
                    1996   $2,723,411
                    1995   $1,636,172


               DETERMINATION OF ANNUITY PAYMENTS

   The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

   The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

   Annuity Unit Value - The value of an Annuity Unit in each
Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

   The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

                Performance Data Advertising


   As noted in the Prospectus, CA occasionally may publish advertisements that contain total return performance data relating to its Subaccounts. Tables of historical Accumulation Unit Values for each Subaccount may be included in advertising or sales literature that contains total return calculations as described below. The following table sets forth the performance data for each of the Subaccounts of the type that will be used in advertising, in each case for the period ended December 31, 1997.

                                        Average Annual Total Return
                                     (Based on Accumulation Unit Values)
                                     -----------------------------------
                          Inception    One     Five    Ten     Since
Subaccounts                    Date    Year    Years   Years   Inception
-----------               ---------    ----    -----   -----   ---------
Equity                    6/7/85       18.82%  15.91%  14.70%  13.57%
Bond                      8/26/85       9.42%   7.72%   8.26%   8.56%
Capital                   5/2/90        5.84%   8.34%      -    9.05%
S&P 500 Index             5/1/96       30.80%      -       -   26.89%
Scudder International     5/1/92        7.49%  12.07%      -   10.10%
Capital Growth            5/1/92       33.81%  16.34%      -   15.64%
Money Market *            7/15/85       3.75%   2.95%   3.99%   4.11%
Capital Appreciation      5/1/96       -4.66%      -       -   -8.39%
Growth with Income        5/1/96       27.92%      -       -   45.21%
High Income               5/1/96       11.98%      -       -   21.39%
Emerging Growth           5/1/97           -       -       -   24.09%
Templeton International   5/1/97           -       -       -    8.93%

                                         Average Annual Total Return
                                         (Standardized Total Return)
                                         ---------------------------
                          Inception    One      Five    Ten     Since
Subaccounts                    Date   Year      Years   Years   Inception
-----------               ---------   ----      -----   -----   ---------
Equity                    6/7/85       10.41%   14.84%  14.52%   13.28%
Bond                      8/26/85       1.67%    6.73%   8.08%    8.30%
Capital                   5/2/90       -1.65%    7.34%      -     8.77%
S&P 500 Index             5/1/96       21.55%       -       -    21.38%
Scudder International     5/1/92       -0.12%   11.04%      -     9.39%
Capital Growth            5/1/92       24.35%   15.27%      -    14.90%
Money Market *            7/15/85      -3.60%    1.99%   3.81%    3.85%
Capital Appreciation      5/1/96      -11.41%       -       -   -12.37%
Growth with Income        5/1/96       18.87%       -       -    19.62%
High Income               5/1/96        4.05%       -       -     7.44%
Emerging Growth           5/1/97           -        -       -    15.34%
Templeton International   5/1/97           -        -       -     1.24%


   * Although the Money Market Subaccount began investing in the Scudder Variable Life Investment Fund Money Market Portfolio on November 12, 1993, the performance data quoted reflects the performance of the Scudder Fund Money Market Portfolio since the
inception of the Money Market Subaccount.   Average annual total
return is the average annual compounded rate of return that equates a purchase payment on the first day to the market value of that purchase payment on the last day of the period for which total return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. Expenses and charges incurred by the Fund and charges measured as a percentage of Subaccount assets are reflected in changes in unit values. The typical effect of the annual administration fee is included in the total return calculations, other than those measured by changes in Accumulation Unit Value, by multiplying $30 by the total number of contracts in CA and then dividing that total by the average net assets of CA (including contract assets allocated to the Guaranteed Account) for the year measured. The resulting percentage is then multiplied by the average value of the $1,000 investment during the year measured. For less than one year periods, 1/365 of the fee is assumed to be deducted for each day of the period. Total return figures that include the impact of surrender charges assume that the investment is withdrawn from the Subaccount at the end of the period for which return is calculated.

   From time to time, advertisements for CA may include comparisons of performance of the Subaccounts to that of various market indices, including, but not limited to: the Salomon Brothers Investment Grade Bond Index, the Salomon Brothers U.S. Treasury Bill Index, the Shearson Lehman Government/Corporate Bond Index, the S&P 500 Index, the Dow Jones Industrial Average, the Donoghue Money Fund 30-Day Average Yield, and the Lipper Variable Insurance Products Performance Analysis Service.

   CA advertisements may also include performance rankings (or information based on those rankings) compiled by various independent organizations, including but not limited to: LIPPER ANALYTICAL SERVICES MUTUAL FUNDS SURVEY, LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE, THE VARDS REPORT, SYLVIA PORTER PERSONAL FINANCE, FINANCIAL SERVICES WEEK, CONSUMER REPORTS, MONEY MAGAZINE, FORBES MAGAZINE, and FORTUNE MAGAZINE.

                     FEDERAL TAX MATTERS

Taxation of Union Central

   Union Central is taxed as a life insurance company under Part
I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA. Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

   Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested.
Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

   The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds. Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations.
Although Union Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing Contracts in all events, based upon a private letter ruling Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

   In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.) However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder. Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

   For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.

               MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

   Union Central will pay all amounts due from the Variable
Account under the Contract within seven days, unless:

   (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

   (2) An emergency exists as defined by the Securities and Exchange Commission; or

   (3) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

   The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

   Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

   Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

   The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union
Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

   No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

   Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.


                   CUSTODY OF CA'S ASSETS

   Title to the assets of CA is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

                              EXPERTS

   The financial statements of CA at December 31, 1997 and the statements of financial condition of Union Central at December 31, 1997 and 1996 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

               CARILLON ACCOUNT
              FINANCIAL STATEMENTS
           YEAR ENDED DECEMBER 31, 1997

           Report of Independent Auditors
--------------------------------------------------

To the Contractholders of Carillon
   Account and the Board of Directors of
   The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Carillon Account (comprised of the Carillon Fund, Inc.'s Equity, Capital, Bond, and S&P 500 Index Subaccounts, the Scudder Variable Life Investment Fund's Money Market, Capital Growth, and International Subaccounts, the MFS Variable Insurance Trust's Growth with Income, High Income, and Emerging Growth subaccounts, the American Century Variable Portfolios, Inc.'s Growth Subaccount and the Templeton Variable Products Series Fund's Templeton International Subaccount) as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the applicable transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 1997, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP


Cincinnati, Ohio
March 2, 1998
Carillon Account
Statement of Assets and Liabilities

DECEMBER 31, 1997



                                  Carillon Fund, Inc.
                                  (affiliated issuers)

                            Equity       Capital      Bond       S&P 500 Index
                            Subaccount   Subaccount   Subaccount   Subaccount
[S]                         [C]          [C]          [C]          [C]
ASSETS
Investments in securities
of unaffiliated issuers,
at value (cost $7,206,727;
$32,053,355; $24,010,681;
$12,468,334; $3,031,854;
$2,774,076; $5,787,297;
$2,963,559)

Investments in shares
of Carillon Fund, Inc.,
t value (cost $108,933,827;
$48,431,215; $20,470,292;
$25,281,160)                $144,427,295 $ 50,359,938 $ 21,150,664 $ 30,373,908
                            ------------ ------------ ------------ ------------
        Total Assets        $144,427,295 $ 50,359,938 $ 21,150,664 $ 30,373,908
                            ============ ============ ============ ============


LIABILITIES
Payable to The Union
Central Life Insurance
Company for mortality
and expense risk
charges, and
administration fee           $ 8,110      $ 4,305      $ 1,243      $ 442

Net Assets Attributable
 to Contract Owners'
Equity Subacount:
2,907,000.69 Accumulation
Units @ $49.52728           143,975,837
8,951.59 Payout
Units @ $49.52728               443,348
Capital Subaccount:
2,590,388.93 Accumulation
Units @ $19.43941                        50,355,633
Bond Subaccount:
766,722.29 Accumulation
Units @ $27.58420                                      21,149,421
S & P 500 Index Subaccount:
2,041,455.30 Accumulation
Units @ $14.87834                                                   30,373,466
Money Market Subaccount:
433,295.76 Accumulation
Units @ $16.62749
Capital Growth Subaccount:
1,896,319.89 Accumulation
Units @ $22.80317
International Subaccount:
1,669,242.06 Accumulation
Units @ $17.25641
Growth with Income Subaccount
1,002,704.64 Accumulation
Units @ $14.52080
High Income Subaccount
269,397.73 Accumulation
Units @ $12.13880
Emerging Growth Subaccount
224,192.63 Accumulation
Units @ $12.40912
Growth Subaccount
640,420.71 Accumulation
Units @ $8.64025
Templeton International Subaccount
266,656.62 Accumulation
Units @ $10.89275

Total Liabilities           $144,427,295 $ 50,359,938 $ 21,150,664 $ 30,373,908
                            ============ ============ ============ ============

[CAPTION]

                              CARILLON ACCOUNT
                          STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                         Carillon Fund, Inc.
                                        (affiliated issuers)
                            Equity      Capital     Bond        S&P 500 Index
                            Subaccount  Subaccount  Subaccount  Subaccount
INVESTMENT INCOME
Dividend income             $15,563,894 $ 6,150,366 $ 1,342,479 $   403,217
                            ----------- ----------- ----------- -----------
EXPENSES
Mortality and expense
risk charge                   1,539,270     597,585     227,028     236,057
Administration fee              315,272     122,397      46,500      48,349
                            ----------- ----------- ----------- -----------

Total expenses                1,854,542     719,982     273,528     284,406
                            ----------- ----------- ----------- -----------
NET INVESTMENT
INCOME (EXPENSE)             13,709,352   5,430,384  1 ,068,951     118,811
                            ----------- ----------- ----------- -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain(loss) on
 investments                  2,760,942     577,152      34,777     219,061

Net unrealized
appreciation (depreciation)
of investments                6,066,663 (3,122,210)     673,620   4,348,348
                            ----------- ----------- ----------- -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS    8,827,605 (2,545,058)     708,397   4,567,409
                            ----------- ----------- ----------- -----------
NET INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS                  $22,536,957 $ 2,885,326 $ 1,777,348 $ 4,686,220
                            =========== =========== =========== ===========
                                         Scudder Variable Life
                                             Investment Fund
                                         (unaffiliated issuers)
                                 Money        Capital
                                 Market       Growth       International
                                 Subaccount   Subaccount   Subaccount
                                 ----------   ----------   ----------

INVESTMENT INCOME
Dividend income                  $  413,434   $2,455,798   $  619,181
                                 ----------   ----------   ----------
EXPENSES
Mortality and expense
risk charge                          95,513      429,635      341,939
Administration fee                   19,563       87,998       70,036
                                 ----------   ----------   ----------
Total expenses                      115,076      517,633      411,975
                                 ----------   ----------   ----------
NET INVESTMENT
INCOME (EXPENSE)                    298,358    1,938,165      207,206
                                 ----------   ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
investments                              --      546,856      641,941
                                 ----------   ----------   ----------

Net unrealized appreciation
(depreciation) of investments)           --    7,226,508    1,106,621
                                 ----------   ----------   ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS)              --    7,773,364    1,748,562
                                 ----------   ----------   ----------
NET INCREASE  (DECREASE) IN NET
ASSETS FROM OPERATIONS           $  298,358   $9,711,529   $1,955,768
                                 ----------   ----------   ----------
INVESTMENT INCOME
Dividend income                  $  413,434   $2,455,798   $  619,181
                                 ----------   ----------   ----------
EXPENSES
Mortality and expense
risk charge                          95,513      429,635      341,939
Administration fee                   19,563       87,998       70,036
                                 ----------   ----------   ----------
Total expenses                      115,076      517,633      411,975
                                 ----------   ----------   ----------
NET INVESTMENT
INCOME (EXPENSE)                    298,358    1,938,165      207,206
                                 ----------   ----------   ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
investments                              --      546,856      641,941
                                 ----------   ----------   ----------

Net unrealized appreciation
(depreciation)
of investments                           --    7,226,508    1,106,621
                                 ----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS               --    7,773,364    1,748,562
                                 ----------   ----------   ----------
NET INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS                  $  298,358   $9,711,529   $1,955,768
                                 ==========   ==========   ==========

                                            MFS Variable
                                          Insurance Trust
                                       (unaffiliated issuer)
                                 Growth       High         Emerging
                                 with Income  Income       Growth
                                 Subaccount   Subaccount   Subaccount
INVESTMENT INCOME
Dividend income                  $ 337,790    $       --   $       --
                                 ----------   ----------   ----------
EXPENSES
Mortality and expense
risk charge                         109,045       25,850       10,808
Administration fee                   22,334        5,295        2,214
                                 ----------   ----------   ----------
Total expenses                      131,379       31,145       13,022
                                 ----------   ----------   ----------
NET INVESTMENT
INCOME (EXPENSE)                    206,411     (31,145)      (13,022)
                                 ----------   ----------   ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
investments                          80,328       20,126       34,777

Net unrealized appreciation
(depreciation)
of investments                    1,773,391      247,666        7,930
                                 ----------   ----------   ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS        1,853,719      267,792       42,707
                                 ----------   ----------   ----------
NET INCREASE(DECREASE) IN NET
ASSETS FROM OPERATIONS           $2,060,130   $  236,647   $   29,685
                                 ==========   ==========   ==========
                           American
                             Century Variable      Templeton Variable
                             Portfolios, Inc.      Products Series Fund
                          (unaffiliated issuer)    (unaffiliated issuer)
                                                        Templeton
                               Growth                   International
                               Subaccount               Subaccount
                               ----------               ----------
INVESTMENT INCOME
    Dividend income            $   84,275               $       --
                               ----------               ----------
EXPENSES
    Mortality and expense
        risk charge                57,367                   13,016
    Administration fee             11,750                    2,666
                               ----------               ----------

        Total expenses             69,117                   15,682
                               ----------               ----------
NET INVESTMENT                     15,158                  (15,682)
                               ----------               ----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
      investments                 (98,024)                  8,496

Net unrealized appreciation
(depreciation) of investments     (65,002)                 (59,106)
                               ----------               ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       (163,026)                 (50,610)
                               ----------               ----------
NET INCREASE(DECREASE)
 IN NET ASSETS FROM
 OPERATIONS                    $ (147,868)              $ (66,292)
                               ==========               ==========

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                             Carillon Fund, Inc.
                                              Equity Subaccount

                                            Year ended December 31,
                                               1997         1996
OPERATIONS
Net investment income                          $13,709,352   $ 3,699,161
Net realized gain on investments                 2,760,942    1,812,837
Net unrealized appreciation of investments       6,066,663   14,393,952
                                               -----------   -----------
Net increase in net assets resulting
 from operations                                22,536,957    19,905,950
                                               -----------   -----------
EQUITY TRANSACTIONS
Contract purchase payments                      15,986,143    17,670,408
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   4,738,400     6,004,201
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                  (4,719,121)   (3,610,691)
Surrenders                                      (8,033,026)   (5,812,606)
                                               -----------   -----------
Net proceeds from equity transactions            7,972,396    14,251,312

NET INCREASE IN NET ASSETS                      30,509,353    34,157,262

NET ASSETS (Beginning of year)                  113,909,832   79,752,570
                                               ------------  -------------
NET ASSETS (End of year)                       $144,419,185  $113,909,832
                                               ------------  ------------
/TABLE

                             CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS


                                   Carillon Fund, Inc.
                                    Capital Subaccount
                                              Year ended December 31,
                                               1997         1996
OPERATIONS
Net investment income                          $ 5,430,384  $ 1,708,176
Net realized gain on investments                   577,152      438,750
Net unrealized appreciation
(depreciation) of investments                   (3,122,210)   3,452,457
                                               -----------  -----------
Net increase in net assets resulting
 from operations                                 2,885,326    5,599,383
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                       5,608,723    5,734,653
 Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   1,616,500    1,976,596
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                  (4,360,920)  (3,029,990)
Surrenders                                      (3,745,584)  (2,813,935)
                                               -----------  -----------
Net proceeds (withdrawals)
 from equity transactions                         (881,281)   1,867,324
                                               -----------  -----------
NET INCREASE IN NET ASSETS                       2,004,045    7,466,707

NET ASSETS (Beginning of year)                  48,351,588   40,884,881
                                               -----------  -----------
NET ASSETS (End of year)                       $50,355,633  $48,351,588
                                               ===========  ===========

                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS


                                 Carillon Fund, Inc.
                                   Bond Subaccount

                                           Year ended December 31,

                                               1997         1996
OPERATIONS
Net investment income                          $ 1,068,951  $ 1,042,377
Net realized gain (loss) on investments             34,777      (13,540)
Net unrealized appreciation
(depreciation) of investments                      673,620     (163,522)
                                               -----------  -----------
Net increase in net assets resulting
 from operations                                 1,777,348      865,315
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                       3,714,158    3,598,278
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   1,466,270    1,232,814
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                  (1,131,879)  (1,607,281)
Surrenders                                      (1,630,662)    (843,649)
                                               -----------  -----------
Net proceeds from equity transactions            2,417,887    2,380,162
                                               -----------  -----------

NET INCREASE IN NET ASSETS                       4,195,235    3,245,477
NET ASSETS (Beginning of year)                  16,954,186   13,708,709
                                               -----------  -----------
NET ASSETS (End of year)                       $21,149,421  $16,954,186
                                               ===========  ===========

                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS



                         Scudder Variable Life Investment Fund
                                 Money Market Subaccount
                                  Year ended December 31,

                                               1997         1996
OPERATIONS
Net investment income                          $   298,358  $   229,531
                                               -----------  -----------
Net increase in net assets
resulting from operations                          298,358      229,531
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                       6,937,504    6,319,738
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   2,421,088    2,438,282
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                  (9,231,596)  (6,169,979)
Surrenders                                        (876,835)    (860,396)
                                               -----------  -----------
Net proceeds (withdrawals) from
  equity transactions                             (749,839)   1,727,645
                                               -----------  -----------


NET INCREASE (DECREASE) IN NET ASSETS             (451,481)   1,957,176
NET ASSETS (Beginning of year)                   7,656,102    5,698,926
                                               -----------  -----------

NET ASSETS (End of year)                       $ 7,204,621  $ 7,656,102
                                               ===========  ===========
/TABLE

                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS



                         Scudder Variable Life Investment Fund
                               Capital Growth Subaccount

                                        Year ended December 31,

                                               1997         1996
OPERATIONS
Net investment income                          $ 1,938,165  $ 1,436,584
Net realized gain on investments                   546,856      165,975
Net unrealized appreciation of investments       7,266,508    2,198,938
                                               -----------  -----------
Net increase in net assets resulting
from operations                                  9,711,529    3,801,497
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                       6,744,341    6,225,412
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   3,049,342    2,457,281
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                  (1,329,403)  (1,294,901)
Surrenders                                      (2,090,905)    (772,653)
                                               -----------  -----------
Net proceeds from  equity transactions           6,373,375    6,615,139
                                               -----------  -----------
NET INCREASE IN NET ASSETS                      16,084,904   10,416,636

NET ASSETS (Beginning of year)
                                                27,157,201   16,740,565
                                               -----------  -----------
NET ASSETS (End of year)                       $43,242,105  $27,157,201
                                               -----------  -----------
/TABLE

                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS



                           Scudder Variable Life Investment Fund
                                    International Subaccount

                                          Year ended December 31,

                                               1997         1996
OPERATIONS
Net investment                                   $ 207,206  $   118,682
Net realized gain on investments                   641,941      171,655
Net unrealized appreciation of investments       1,106,621    2,292,031
                                               -----------  -----------
Net increase in net assets resulting
 from operations                                 1,955,768    2,582,368
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                       4,154,168    4,746,264
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   1,336,600    2,157,750
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                  (2,286,229)    (824,341)
Surrenders                                      (1,472,467)    (861,194)
                                               -----------  -----------
Net proceeds from  equity transactions           1,732,072    5,218,479
                                               -----------  -----------
NET INCREASE IN NET ASSETS                       3,687,840    7,800,847
NET ASSETS (Beginning of year)                  25,117,285   17,316,438
                                               -----------  -----------
NET ASSETS (End of year)                       $28,805,125  $25,117,285
                                               ===========  ===========
/TABLE

                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS



                            MFS Variable Insurance Trust
                             Growth with Income Subaccount

                                          Year ended December 31,

                                               1997         1996
OPERATIONS
Net investment income                            $ 206,411  $    54,330
Net realized gain on investments                    80,328        3,524
Net unrealized appreciation of investments       1,773,391      318,190
                                               -----------  -----------
Net increase in net assets resulting
 from operations                                 2,060,130      376,044
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                       5,560,205    2,163,387
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   2,638,400    2,336,016
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                    (299,135)    (36,171)
Surrenders                                        (224,688)     (14,114)
                                               -----------  -----------
Net proceeds from  equity transactions           7,674,782    4,449,118
                                               -----------  -----------

NET INCREASE IN NET ASSETS                       9,734,912    4,825,162

NET ASSETS (Beginning of year)                   4,825,162           --
                                               -----------  -----------
NET ASSETS (End of year)                       $14,560,074  $ 4,825,162
                                               ===========  ===========


                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS


                            MFS Variable Insurance Trust
                               High Income Subaccount



                                          Year ended December 31,

                                               1997         1996
OPERATIONS
Net investment income (expense)                 ($ 31,145)  $    56,091
Net realized gain on investments                    20,126          755
Net unrealized appreciation
(depreciation) of investments                      247,666       (9,308)
                                               -----------  -----------
Net increase in net assets resulting
 from operations                                   236,647       47,538
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                       1,413,011      740,317
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                     591,126      403,782
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                     (77,101)     (11,050)
Surrenders                                         (72,141)      (1,964)
                                               -----------  -----------
Net proceeds from  equity transactions           1,854,895    1,131,085
                                               -----------  -----------
NET INCREASE IN NET ASSETS                       2,091,542    1,178,623

NET ASSETS (Beginning of year)                   1,178,623            0
NET ASSETS (End of year)                       $ 3,270,165  $ 1,178,623
                                               ===========  ===========
/TABLE

                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS



                                           Carillon Fund, Inc.
                                        S&P 500 Index Subaccount

                                          Year ended December 31,

                                               1997         1996
OPERATIONS
Net investment income                          $   118,811  $    25,396
Net realized gain on investments                   219,061        11,131
Net unrealized appreciation of investments       4,348,348      744,401
                                               -----------  -----------
Net increase in net assets resulting
 from operations                                 4,686,220      780,928
                                               -----------  -----------
EQUITY TRANSACTIONS
Contract purchase payments                      12,093,801    5,067,645
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   5,500,238    4,416,451
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                  (1,006,314)   (325,162)
Surrenders                                        (793,045)    (47,296)
                                               -----------  -----------
Net proceeds from  equity transactions          15,794,680    9,111,638
                                               -----------  -----------

NET INCREASE IN NET ASSETS                      20,480,900    9,892,566

NET ASSETS (Beginning of year)                   9,892,566           --
                                               -----------  -----------

NET ASSETS (End of year)                       $30,373,466  $ 9,892,566
                                               ===========  ===========

/tab.e

                               CARILLON ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS



                              American Century Variable Portfolios, Inc.
                                              Growth Subaccount

                                        Year ended December 31,

                                               1997        1996
OPERATIONS
Net investment income (expense)                $   15,158  $  (23,280)
Net realized loss on investments                  (98,024)     (3,651)
Net unrealized depreciation
 of investments                                   (65,002)   (188,669)
                                               ----------  ----------
Net decrease in net assets
 resulting from operations                       (147,868)   (215,600)
                                               ----------  ----------
EQUITY TRANSACTIONS
Contract purchase payments                      1,843,602   2,210,548
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                    959,074   1,995,290
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   (820,744)   (107,926)
Surrenders                                       (143,278)    (39,703)
                                               ----------  ----------
Net proceeds from  equity transactions          1,838,654   4,058,209
                                               ----------  ----------
NET INCREASE IN NET ASSETS                      1,690,786   3,842,609

NET ASSETS (Beginning of year)                  3,842,609          --
                                               ----------  ----------
NET ASSETS (End of year)                       $5,533,395  $3,842,609
                                               ----------  ----------
/TABLE

                             CARILLON ACCOUNT
                    STATEMENTS OF CHANGES IN NET ASSETS


                                 MFS Variable Insurance Trust
                                   Emerging Growth Subaccount

                                  Year ended December 31, 1997
OPERATIONS
Net investment expense                           ($ 13,022)
Net realized gain on investments                    34,777
Net unrealized appreciation of investments           7,930
Net decrease in net assets resulting
from operations                                     29,685
                                                ----------
EQUITY TRANSACTIONS
Contract purchase payments                       1,784,772
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   1,173,883
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                    (185,498)
Surrenders                                         (20,809)
                                                ----------
Net proceeds from  equity transactions           2,752,348
                                                ----------
NET INCREASE IN NET ASSETS                       2,782,003

NET ASSETS (Beginning of year)                         --
                                                ----------
NET ASSETS (End of year)                        $2,782,033
                                                ==========

The accompanying notes are an integral part of the financial statements.

                          CARILLON ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS


                          Templeton Variable Products Series Fund
                            Templeton International Subaccount

                               Year ended December 31, 1997

OPERATIONS
Net investment expense                           ($ 15,682)
Net realized gain on investments                     8,496
Net unrealized depreciation of investments         (59,106)
Net decrease in net assets
resulting from operations                          (66,292)
                                                ----------

EQUITY TRANSACTIONS
Contract purchase payments                       1,661,111
Transfers from other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                   1,368,511
Transfers to other subaccounts and
Guaranteed Account of The Union
Central Life Insurance Company                     (49,883)
Surrenders                                          (8,823)
                                                ----------
Net proceeds from  equity transactions           2,970,916
                                                ----------
NET INCREASE IN NET ASSETS                       2,904,624

NET ASSETS (Beginning of year)                          --
                                                ----------
NET ASSETS (End of year)                        $2,904,624
                                                ==========

The accompanying notes are an integral part of the financial statements.

                          CARILLON ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central life Insurance Company (Union Central) and commenced operations on June 7, 1985.
Carillon Account is comprised of twelve subaccounts, each of which invests in a corresponding Portfolio of Carillon Fund, Inc., Scudder Variable Life Investment Fund, MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., or Tempelton
Variable Product Series Fund (the "Funds").   The Funds are no-
load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Carillon Fund, Inc. are sold only to Union Central and its separate accounts to fund the benefits under certain variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly-owned subsidiary of Union Central , serves as the distributor of variable annuity contracts issued by Carillon Fund, Inc. The shares of Scudder Variable Life Investment Fund are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly-owned subsidiary of Scudder Stevens & Clark Inc. serves as distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Life Investment Fund. MFS Fund Distributors, Inc., a wholly-owned subsidiary of MFS, is the distributor of the shares issued by the MFS Variable Insurance Trust. American Century Investment Services, Inc., an affiliate of the fund's investment manager, serves as distributor of variable annuity contracts issued by American Century Variable Portfolios, Inc.; Franklin Templeton Distributors, Inc. serves as the distributor of variable annuity and variable life insurance contracts issued by Templeton Variable Products Series Fund.

The assets of the Account are segregated from the other assets of Union Central and the investment performance of the Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Fund shares.
Investments in Fund shares are subsequently valued at the net asset value of the Fund shares held.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and labilities at the date of the financial statements. Estimates also effect the reported amounts of revenues and expenses during the reporting period. Actual results could differ for those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of Fund shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

Impact of Year 2000 (Unaudited) - Some of Union Central's computer programs were written using two digits rather than four to define the applicable year. As a result, those computer programs have software that may recognize a date using 00' as the year 1900 rather than the year 2000. Union Central software incorrectly recognizing a date would cause the Company's computing environment to not function as expected. Among the results could be miscalculations causing disruptions of operations.

A comprehensive assessment of Union Central's Year 2000 sensitive software has been performed and the primary risks and required software modifications have been identified. Union Central will both modify existing software, and install new software, in time to ensure the Year 2000 problem does not impact its operations, or the operations of Carillon Account.

NOTE 2 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUND

The subaccounts of the Account held the following investment in the corresponding Portfolios of Carillon Fund, Inc., Scudder Variable Life Investment Fund, MFS Variable Insurance Trust, American Century Variable Portfolio, Inc., and Templeton Variable Products Series Fund as of December 31, 1997:

                                          Carillon Fund, Inc.

                               Equity      Capital     Bond        S&P 500
                               Subaccount  Subaccount  Subaccount  Subaccount

Net asset value per share      $ 20.35     $ 14.10     $ 11.29     $  15.74
Number of shares               7,097,164   3,571,627   1,873,398   1,929,727

                                    Scudder Variable Life Investment Fund


                                     Money       Capital
                                     Market      Growth      International
                                     Subaccount  Subaccount  Subaccount
Net asset value per share            $    1.00   $   20.63   $   14.11
Number of shares                     7,206,727   2,095,990   2,041,328

                                         MFS Variable Insurance Trust
                                     Growth      Emerging
                                     with Income High Income Growth
                                     Subaccount  Subaccount  Subaccount
Net asset value per share            $  16.44    $  12.35    $  16.14
Number of shares                      885,640     264,795     172,367

                                American Century Variable Portfolios, Inc.
                                                   Growth
                                                   Subaccount
Net asset value per share                          $     9.68
Number of shares                                      571,656

                                        Templeton Products Series Fund

                                                  International
                                                    Subaccount
Net asset value per share                            $  20.14
Numbers of shares                                     144,213


NOTE 3 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.2% of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's Board of Directors but cannot exceed a 1.7% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 4 - SELECTED PER UNIT DATA

The following selected per unit data is computed on the basis of an accumulation unit outstanding at December 31, of each year except as noted.

                     1997         1996         1995         1994         1993
CARILLON FUND, INC.

EQUITY SUBACCOUNT
Accumulation unit
 value               $49.53       $41.68       $33.67      $27.15        $26.63

Number of
accumulation units
outstanding,
end of period        2,907,000.69 2,723,705.33 2,337,986.47 1,981,958.18 1,723,790.37

Payout unit value    $49.53       $41.68       $33.97
Number of payout
units outstanding,
end of period         8,951.59     9,142.02     9,795.88

CAPITAL SUBACCOUNT
Accumulation
 unit value          $19.44        $18.37       $16.21       $14.39       $14.47
Number of
accumulation units
outstanding,
end of period        2,590,388.93 2,632,591.00 2,521,521.39 2,271,374.95 1,790,938.05


BOND SUBACCOUNT
Accumulation
unit value           $27.58       $25.21       $23.87       $20.34         $20.98

Number of
accumulation units
outstanding,
end of period         766,722.29  672,511.33   574,420.86   508,398.32   513,613.17

S&P 500 SUBACCOUNT
Accumulation unit
value                  $14.88     $11.37<F4>
Number of
accumulation units
outstanding,
end of period        2,041,455.30  869,681.47

SCUDDER
VARIABLE LIFE
INVESTMENT FUND

MONEY MARKET
SUBACCOUNT<F3>
Accumulation
unit value           $16.63       $16.03        $15.47      $14.85       $14.53
units
outstanding,
end of period        433,295.76   477,679.12   368,443.98   280,575.27   119,598.28


CAPITAL GROWTH
SUBACCOUNT
Accumulation
unit value            $22.80        $17.04       $14.39       $11.35        $12.75

Number of
accumulation units
outstanding,
end of period        1,896,319.89 1,593,634.26 1,162,998.78  906,428.22    439,913.95


INTERNATIONAL
   SUBACCOUNT
Accumulation
unit value            $17.26       $16.05        $14.19        $12.96       $13.26
Number of
accumulation units
outstanding,
end of period        1,669,242.06 1,564,590.89 1,220,160.02 1,095,214.21  362,171.94

INSURANCE TRUST
GROWTH WITH INCOME
SUBACCOUNT
Accumulation
unit value             $14.52     $11.35<F4>
Number of
accumulation units
outstanding,
end of period        1,002,704.64  425,068.19

HIGH INCOME
SUBACCOUNT
Accumulation
unit value             $12.14     $10.84<F4>
Number of
accumulation units
outstanding,
end of period         269,397.73   108,772.82

EMERGING GROWTH
SUBACCOUNT
Accumulation
unit value           $12.41<F5>
Number of
accumulation units
outstanding,
end of period         224,192.63

AMERICAN CENTURY
VARIABLE
PORTFOLIOS, INC.

GROWTH
SUBACCOUNT
Accumulation
unit value              $8.64      $9.06<F4>
Number of
accumulation units
outstanding,
end of period         640,420.71   424,022.29


TEMPLETON PRODUCTS
SERIES FUND

GROWTH
SUBACCOUNT
Accumulation
unit value            $10.89<F5>
Number of
accumulation units
outstanding,
end of period         266,656.62


                     1992         1991         1990         1989         1988
CARILLON FUND, INC.

EQUITY SUBACCOUNT
Accumulation
unit value           $23.68       $21.49       $14.98       $17.98       $16.32
Number of
accumulation units
outstanding,
end of period        1,312,947.47 1,057,669.36  936,036.25   799,268.16   561,681.97


Payout unit value
Number of payout units


CAPITAL SUBACCOUNT
Accumulation
unit value           $13.02        $12.24      $9.85<F1>
Number of
accumulation units
outstanding,
end of period        1,181,036.39  627,636.09   279,289.41


BOND SUBACCOUNT
Accumulation
unit value            $19.01       $17.92       $15.42       $14.40       $13.20

Number of
accumulation units
outstanding,
end of period        348,420.48   283,492.73   285,369.81   250,631.38   225,777.14

S&P 500 SUBACCOUNT
Accumulation
unit value
Number of
accumulation units
outstanding,
end of period        2,041,455.30  869,681.47

SCUDDER
VARIABLE LIFE
INVESTMENT FUND

MONEY MARKET
SUBACCOUNT<F3>
Accumulation
unit value            $14.37       $14.12       $13.58       $12.71       $11.85
Number of
accumulation units
outstanding,
end of period         120,546.54   83,622.68    103,404.70   75,006.15    52,665.63

CAPITAL GROWTH
SUBACCOUNT
Accumulation
unit value           $10.70<F2>
Number of
accumulation units
outstanding,
end of period        70,218.22

INTERNATIONAL
SUBACCOUNT
Accumulation
unit value           $9.76<F2>
Number of
accumulation units
outstanding,
end of period         43,624.42

<F1>  Commencement of operations was May 1, 1990, with a beginning accumulation unit value of $10.00.
<F2>  Commencement of operations was May 1, 1992, with a beginning accumulation unit value of $10.00.
<F3>  Assets of Carillon Money Market Subaccount were transferred to the Scudder Money
Market Subaccount on November 12, 1993.
<F4>  Commencement of operations was May 1, 1996, with a beginning accumulation value of
$10.00
<F5>  Commencement of operations was May 1, 1997, with a beginning accumulation value of
$10.00.




        Consolidated Financial Statements


             The Union Central Life
       Insurance Company and Subsidiaries

     Years ended December 31, 1997 and 1996
      with Report of Independent Auditors

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED FINANCIAL STATEMENTS

           Years ended December 31, 1997 and 1996

                            CONTENTS
                                                     Page

Report of Independent Auditors ...................... 1

Consolidated Balance Sheets ......................... 2

Consolidated Statements of Income ................... 3

Consolidated Statements of Equity ................... 4

Consolidated Statements of Cash Flows ............... 5

Notes to Consolidated Financial Statements .......... 6

Report of Independent Auditors



To the Board of Directors
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 1997, and 1996, and the consolidated results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles.


March 16, 1998

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                   (in thousands)

                                                      December 31,
                                                  1997         1996
ASSETS
Investments:
Fixed maturities available-for-sale
at fair value (amortized cost:                    $2,758,113   $2,749,772
1997 - $2,697,869;
and 1996 - $2,727,178)
Equity securities available-for-sale
at fair value (cost: 1997 - $59,675
and 1996 - $54,504)                                   63,138       61,458
Cash and short-term investments                        4,872        1,040
Other invested assets                                 54,342       42,490
Mortgage loans                                       744,395      663,351
Real estate                                           50,409       58,601
Policy loans                                         203,481      206,889
                                                  ----------   ----------
  Total investments                                3,878,750    3,783,601


Accrued investment income                             48,846       47,491
Deferred policy acquisition costs                    371,295      414,458
Property, plant and equipment,
at cost, less accumulated
depreciation (1997 - $59,096
and 1996 - $55,798)                                   24,205       22,561
Federal income tax recoverable                         6,595        6,394
Other assets                                          91,758       89,251
Separate account assets                            1,288,349    1,000,469
                                                  ----------   ----------
   Total assets                                   $5,709,798   $5,364,225
                                                  ==========   ==========
LIABILITIES AND EQUITY
Policy liabilities:
Future policy benefits                            $1,933,823   $1,892,875
Deposit funds                                      1,549,965    1,568,566
Policy and contract claims                            31,869       28,413
Policyholders' dividends                              37,624       37,492
                                                  ----------   ----------
   Total policy liabilities                        3,553,281    3,527,346
Deferred revenue                                     110,130      130,176
Accrued commissions, expenses and taxes               21,391       16,373
Other liabilities                                     32,620       49,604
Deferred federal income taxes                         33,341       35,149
Surplus notes payable                                 49,749       49,740
Separate account liabilities                       1,310,391    1,014,960

                                                  ----------   ----------
   Total liabilities                               5,110,903    4,823,348

MINORITY INTEREST IN SUBSIDIARY'S EQUITY              42,391       46,076

EQUITY
Policyholders' equity                                531,164      481,799
Unrealized gain on available-for-sale securities      25,340       13,002
                                                  ----------   ----------
   Total equity                                      556,504      494,801
                                                  ----------   ----------
   Total liabilities and equity                   $5,709,798   $5,364,225
                                                  ==========   ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF INCOME
                    (in thousands)

                                                      December 31,
                                                  1997         1996
REVENUE
Insurance revenue:
Traditional insurance premiums                    $  131,974   $  136,448
Universal life policy charges                         88,645       80,746
Annuities                                             37,569       34,740
Net investment income                                298,509      296,912
Net realized gains (losses) on investments            20,617      (22,710)
Other                                                  8,059        6,162
                                                  ----------   ----------
  Total revenue                                      585,373      532,298

BENEFITS AND EXPENSES
Benefits                                             181,587      184,368
Increase (decrease) in reserves for
future policy benefits                                (7,912)       2,985
Interest expense:
Universal life                                        53,756       50,461
Investment products                                   91,239       95,654
Underwriting, acquisition and insurance expense      168,504      130,582
Policyholders' dividends                              20,304       17,306
                                                  ----------   ----------
 Total benefits and expenses                         507,478      481,356

Income before federal income tax and minority
interest in subsidiary income                         77,895       50,942
Federal income tax expense                            27,175       22,642
                                                  ----------   ----------
Income before minority interest in
subsidiary income                                     50,720       28,300
Minority interest in subsidiary income                (2,034)      (2,704)
                                                  ----------   ----------
   Net Income                                     $   48,686   $   25,596
                                                  ==========   ==========

                THE UNION CENTRAL LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENTS OF EQUITY
                       (in thousands)

                                              Unrealized
                                              Gain on
                              Policyholders'  Available-for-Sale  Total
                              Equity          Securities          Equity
                              -------------   ------------------  ------
Balance at January 1, 1996    $456,203        $ 29,541            $485,744

Net income                      25,596              --              25,596
Net unrealized depreciation         --         (16,539)            (16,539)
                              --------        --------            --------
Balance at December 31, 1996   481,799          13,002             494,801
                              --------        --------            --------
Net income                      48,686              --              48,686
Net unrealized appreciation         --          12,338              12,338
Other                              679              --                 679
                              --------        --------            --------
Balance at December 31, 1997  $531,164        $ 25,340            $556,504
                              ========        ========            ========

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF CASH FLOWS
                         (in thousands)

                                                      December 31,
                                                  1997         1996

OPERATING ACTIVITIES
Net income                                        $   48,686   $   25,596

Adjustments to net income not affecting cash:
Interest credited to universal life policies          53,756       50,461
Interest credited to interest sensitive products      91,239       95,654
Accrual of discounts on investments, net              (2,610)      (1,487)
Net realized (gains) and losses on investments       (20,617)      22,710
Depreciation                                           4,355        6,472
Amortization of deferred policy acquisition costs     60,979       33,523
Amortization of deferred revenue                     (17,633)     (10,073)
Deferred federal income tax (benefit)                 (9,452)       4,134
Change in operating assets and liabilities:
Accrued investment income                             (1,355)        (623)
Policy cost deferred                                 (41,608)     (40,471)
Revenue deferred                                       2,340        2,188
Policy liabilities                                   (53,705)     (72,417)
Federal income tax recoverable (payable)                 294          (54)
Change in other liabilities                          (15,786)     (17,127)
Other items, net                                      10,630       11,557
                                                  ----------   ----------
Cash Provided by Operating Activities                109,513      110,043
                                                  ----------   ----------
INVESTING ACTIVITIES
Costs of investments acquired                     (3,295,204)  (3,393,082)
Proceeds from sale, maturity or repayment of
investments                                        3,264,331    3,297,247
Decrease in policy loans                               3,408          966
Purchases of property and equipment, net              (5,627)      (6,986)
                                                  ----------   ----------
Cash Used in Investing Activities                    (33,092)    (101,855)
                                                  ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life
and investment contracts                             607,809      534,974
Withdrawals from universal life
and investment contracts                            (673,586)    (603,300)
Cash provided by issuance of surplus notes               --        49,740
Purchase of stock from minority shareholders          (6,812)         --
                                                  ----------   ----------
Cash Used by Financing Activities                    (72,589)     (18,586)
                                                  ----------   ----------

Increase (decrease) in cash
and short term investments                             3,832      (10,398)
                                                  ----------   ----------
Cash and short term investments
at beginning of year                                   1,040       11,438
                                                  ----------   ----------
Cash and short term investments at end of year    $    4,872   $    1,040
                                                  ==========   ==========
Supplemental disclosure
of cash flow information:
Cash paid during the year
for federal income taxes                          $   36,297   $   27,905

Cash paid during the year
for interest on surplus notes                     $    4,066   $     --

The accompanying notes are an integral part of the financial statements.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: The Manhattan Life Insurance Company (Manhattan
Life), a mixed charter life insurance company of which Union Central owns 100% of the outstanding guarantee capital shares, Carillon Advisers, Inc. (CAI), a registered investment advisor company, wholly-owned and Carillon Investments, Inc. (CII) a registered broker dealer, wholly-owned. The consolidated entity will be referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. Union Central also has the following unconsolidated investment affiliates: Carillon Fund, Inc., a variable products mutual fund consisting of five investment portfolios (equity, bond, asset allocation, S&P 500 indexed and micro-cap); Summit Investment Trust, consisting of two mutual funds (Summit Emerging Markets Bond Fund, an emerging markets corporate and government bond mutual fund and Summit High Yield Fund, a high-yield bond mutual fund). In addition, Carillon Advisors, Inc., owns 51% of First Summit Capital Management, a registered investment advisor.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states of the United States.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

At December 31, 1996, Union Central owned approximately 73% of Manhattan Life's guarantee capital shares. On January 28, 1997, the guarantee capital shareholders constituting at least two-thirds of the outstanding guarantee capital shares of Manhattan Life (including the shares owned by Union Central) approved Union Central's plan to eliminate the minority interests in Manhattan Life's guarantee capital shares by effecting a reverse stock split (the "Plan") that had previously been approved by the New York Insurance Department. Under the Plan, each holder of guarantee capital shares received a cash payment in lieu of the issuance of any resulting fractional guarantee capital shares, with Union Central becoming sole remaining holder of Manhattan Life's guarantee capital shares. The cost of redeeming the fractional shares, $6,812,000, was funded by Manhattan Life; however, as part of the Plan, Union Central made a cash contribution of $1,823,000 to Manhattan Life's guarantee capital share account. As a result of effecting the reverse stock split, Union Central's policyholders equity increased by $1,919,000. This represents the cumulative prior years' amount of the minority shareholders' share of Manhattan Life's shareholders equity of $8,731,000, less the cost of redeeming the fractional shares. The increase in policyholders' equity is included in "Other" in the Statements of Equity. In connection with effecting the reverse stock split, the Company incurred and capitalized $2,782,000 of issuance cost. This cost was recorded in "Other assets" in the Balance Sheets, and will be amortized under the straight-line method to expense over 15 years. Amortization of capitalized expenses was commenced in 1997 with $185,000 amortized to "Underwriting, acquisition and insurance expense" in the Statements of Income.

The Company adopted in 1997 FASB Statement No. 125," Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". The effect of adoption was immaterial.
Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a separate component of equity.

Other investments are reported on the following bases:
 * Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount and less an allowance for possible losses.

 * Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.

 * Policy loans are reported at unpaid balances.

 * Cash and short-term investments presented on the Balance
   Sheets consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments, net of related deferred policy acquisition cost and unearned revenue amortization, and declines in the value of investments judged to be other-than-temporary, are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company purchases call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire quarterly until December 31, 1998. The Company paid initial fees (the option premium) to enter the option contracts. The Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA-or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options at December 31, 1997, and is immaterial to the Company.

The call options were carried at their fair value of $1,877,000 at December 31, 1997, and were reflected in "Other invested assets" in the Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the market value of the call options of $1,877,000, and were reflected in "Deposit funds" in the Balance Sheets.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses," and the effect of realized gains and losses on deferred policy acquisition cost amortization is restored or amortized and is netted against "Net realized gains (losses) on investments". Amortization of deferred policy acquisition costs totalled $60,979,000 and $33,523,000, net of the effect of realized gains and (losses) on amortization of $13,309,000 and ($9,176,000) for the years ended December 31, 1997 and 1996, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains on available-for-sale securities. Adjustments reducing deferred policy acquisition costs related to unrealized gains totalled $17,627,000, and $7,143,000 at 1997 and 1996, respectively.

In 1997, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Statements of Income was increased by $16,988,000.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Balance Sheets. It consists primarily of Union Central's home office, capital leases for furniture and equipment, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 5 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claims

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; and such adjustments are included in current operations.

Dividends to Policyholders

Union Central's dividend liability is the amount estimated to have accrued to policyholders' as of each year end. Manhattan Life's dividend liability is based on the dividend scale in effect at the time the policy was issued.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered for our individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products
Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on company experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.25% to 8.87% for the years ended 1997 and 1996.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed 30 years, using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 7.3% to 8.6% for the years ended 1997 and 1996. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products
Interest sensitive products include universal life and single premium whole life products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances. Interest crediting rates ranged from 4.5% to 7.6% for the years ended 1997 and 1996.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totalled $17,633,000 and $10,073,000, net of the effect of realized gains (losses) on amortization of $4,752,000 and ($3,597,000) for the years ended December 31, 1997 and 1996, respectively, and was included in "Universal life policy charges" in the Statements of Income.

In 1997, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Statements of Income was increased by $5,999,000.

Group Products
Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that range from 7.5% to 8.1% for the years ended 1997 and 1996.

The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products
Pension products include deferred annuities and payout annuities. Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges.
Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 1997 and 1996.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Allocation of Manhattan Life's Income and Equity

Manhattan Life's charter provides for the allocation of its profits between its shareholders and its policyholders on a one-eighth/seven-eighths basis. The profits allocated are equal to income after taxes and interest on the Guaranteed Capital Reserve ((GCR) see Note 5 for further discussion) but before policyholders' dividends. As a result of the reverse stock split described in
Note 1, in 1997 only Manhattan Life's policyholders' share of profits/losses were included in "Minority Interest in Subsidiary's Income" in the Statements of Income. In 1996, Manhattan Life's policyholders' and minority shareholders' share of profits/losses were included in "Minority Interest in Subsidiary's Income" in the Statements of Income. In 1997, Manhattan Life's policyholders' equity was included in "Minority Interest in Subsidiary's Equity" in the Balance Sheets, and includes policyholders' share of Manhattan Life's change in unrealized gains on available-for-sale securities. In 1996, Manhattan Life's policyholders' and minority shareholders' equity was included in "Minority Interest in Subsidiary's Equity" in the Balance Sheets, and includes policyholders' and minority shareholders' share of Manhattan Life's change in unrealized gains on available for sale securities. (See
Note 5 for more in-depth discussion of Manhattan Life's corporate charter.)

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for 1996 have in some instances been reclassified to conform to the 1997 presentation.

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                 Cost or     Gross      Gross
                                 Amortized   Unrealized Unrealized Fair
                                 Cost        Gains      (Losses)   Value
                                 ----        -----      --------   -----
                                                 (in thousands)
DECEMBER 31, 1997:
U.S. treasury securities
 and obligations of U.S.
 government corporations
 and agencies                    $  213,411  $ 1,891    $   (238)  $  215,064
Corporate securities and other    1,447,640   50,318      (5,320)   1,492,638
Mortgage-backed securities,
collateralized mortgage
obligations and
other structured securities       1,028,745   20,386      (7,169)   1,041,962
Debt securities issued
by foreign governments                8,073      376         --         8,449
                                 ----------  -------    --------   ----------
   Subtotal                       2,697,86    72,971     (12,727)   2,758,113

Equity securities                   59,675     4,142        (679)      63,138
                                 ----------  -------    --------   ----------
   Total                         $2,757,544  $77,113    $(13,406)  $2,821,251
                                 ==========  =======    ========   ==========

DECEMBER 31, 1996:

U.S. treasury securities and obligations
of U.S. government corporations
and agencies                     $  107,704  $   469    $ (1,714)  $  106,459
Corporate securities and other    1,484,274   34,617      (9,385)   1,509,506
Mortgage-backed securities,
collateralized mortgage
obligations and other
structured securities             1,127,290   17,145     (18,884)   1,125,551
Debt securities issued
by foreign governments                7,910      346        --          8,256
                                 ----------  -------    --------   ----------
   Subtotal                       2,727,178   52,577     (29,983)   2,749,772

Equity securities                    54,504    6,997        (43)       61,458
                                 ----------  -------    --------   ----------
   Total                         $2,781,682  $59,574    $(30,026)  $2,811,230
                                 ==========  =======    ========   ==========

Fixed maturity available-for-sale securities, at December 31, 1997, are summarized by stated maturity as follows:

                                           Amortized    Fair
                                           Cost         Value
                                           ----------   ----------
                                                (in thousands)
Due in one year or less                    $      228   $      230
Due after one year through five years         225,814      229,246
Due after five years through ten years        751,502      764,791
Due after ten years                           239,541      247,434
                                           ----------   ----------
   Subtotal                                 1,217,085    1,241,701

Mortgage-backed securities                  1,065,212    1,078,310
Other securities with multiple
 repayment dates                              415,572      438,102
                                           ----------   ----------
   Total                                   $2,697,869   $2,758,113
                                           ==========   ==========

Significant components of the unrealized gain on available-for-sale securities included in equity in the accompanying Balance Sheets are as follows:

                                        Year Ended December 31,
                                           1997         1996
                                           ----         ----
                                             (in thousands)
Gross unrealized gain on available-
 for-sale securities                       $ 63,707     $ 29,548
Amortization of deferred policy
 acquisition costs                          (17,627)      (7,143)
Minority interests                           (4,607)      (1,573)
Deferred taxes                              (16,133)      (7,830)
                                           --------     --------
Net unrealized gain on available-for-
 sale securities                           $ 25,340     $ 13,002
                                           --------     --------

See Note 10 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

At December 31, 1997 and 1996, the Company held unrated or less-than-investment grade (investment grade is defined as "Baa3" and higher on Moody's ratings and "BBB" and higher on Standard and Poor's bond ratings) corporate bonds of $198,255,000 and $177,364,000. Those holdings amounted to 7.2% and 6.5%, respectively, of the Company's investments in fixed maturities and 3.5% and 3.3%, respectively, of the Company's total assets. The holdings of less-than-investment grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 1997 and 1996, the Company invested $45,031,000 and $52,397,000 in affiliated mutual funds. The Company's holdings in affiliated mutual funds were included in "Equity securities available-for-sale at fair value" in the Balance Sheets.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

<caption

                                    Year Ended December 31,
                                    1997        1996
                                    ----        ----
                                         (in thousands)
Proceeds                            $3,148,909  $3,170,351
Gross realized gains                    52,460      28,154
Gross realized losses                   28,173      55,069

At December 31, 1997 and 1996, investments in bonds of $6,450,000 and $6,178,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets, less unamortized discounts.

Activity in the allowance for mortgage loss is summarized as follows:

                                     Year Ended December 31,
                                       1997         1996
                                          (in thousands)
Balances at the beginning of the year  $ 2,224      $ 2,711
Provisions for potential
 mortgage loan loss                      1,307          263
Losses charged against the mortgage
 loan loss reserve                      (2,093)        (750)
Balance at the end of the year         $ 1,438      $ 2,224
                                       =======      =======

The provision for mortgage losses has fluctuated between periods. The Company establishes the mortgage reserve based upon its continuing review of the mortgage portfolio and individual problem mortgages. The allowance for potential loan losses is affected to a significant degree by general economic conditions. While the Company believes it has provided adequate mortgage reserves, subsequent economic and market conditions may require establishing additional reserves.

The Company's mortgage portfolio is monitored closely through the review of loan and property information such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors such as geographic and property-type loan concentrations. This evaluation is part of the regular review to determine whether adjustments to the allowance for potential loan losses are warranted. Management believes the mortgage loss reserve is sufficient to provide for potential loan losses. However, management cannot predict with assurance where the economy is headed or how the mortgage and real estate portfolios would be affected by various economic circumstances.

A summary of the characteristics of the Company's mortgage portfolio (before deducting valuation reserves of $1,438,000 and $2,224,000 at December 31, 1997 and 1996, respectively) follows:

                                           December 31, 1997
                                   Principal          Percent of
                                   Balance            Principal
                                   -------            ---------
                                       (in thousands)
Region

New England and Mid-Atlantic       $  52,400             7.0%
South Atlantic                       122,648            16.4
North Central                        190,928            25.6
South Central                         80,335            10.8
Mountain                             111,684            15.0
Pacific                              187,838            25.2
                                   ---------           -----
   Total                           $ 745,833           100.0 %
                                   =========           =====

Property Type

Apartment and residential          $ 106,190            14.2%
Warehouses and industrial            127,960            17.2
Retail and shopping center           243,152            32.6
Offices                              238,970            32.0
Other                                 29,561             4.0
                                   ---------           -----
      Total                        $ 745,833           100.0%
                                   =========           =====

                                           December 31, 1997
                                   Principal          Percent of
                                   Balance            Principal
                                   -------            ---------
                                       (in thousands)
Region

New England and Mid-Atlantic       $  75,893            11.4%
South Atlantic                       109,859            16.5
North Central                        150,586            22.6
South Central                         70,968            10.7
Mountain                              93,394            14.0
Pacific                              164,875            24.8
                                   ---------           -----
   Total                           $ 665,575           100.0%
                                   =========           =====
Property Type

Apartment and residential          $ 106,099            15.9%
Warehouses and industrial            111,363            16.7
Retail and shopping center           225,105            33.8
Offices                              199,011            30.0
Other                                 23,997             3.6
                                   ---------           -----
   Total                           $ 665,575           100.0%
                                   ---------           -----

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totalled $17,481,000 and $17,383,000 at December 31, 1997 and 1996,
respectively, and accumulated depreciation totalled $4,586,000 and $4,212,000 at December 31, 1997 and 1996, respectively. The book value of foreclosed real estate was $37,514,000 and $45,430,000 at December 31, 1997 and 1996, respectively. The decrease in foreclosed real estate is a result of the sale of four properties in 1997.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded as an asset and is recorded in "Other assets" in the Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances will be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation, there are no concentrations of credit risk at December 31, 1997 and 1996. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 1997 and 1996 are summarized as follows:

                                        December 31, 1997
                              ----------------------------------------
                            Direct       Assumed   Ceded       Net
                            ------       -------   -----       ---
                                           (in thousands)
Life insurance in force     $30,333,849  $556,694  $5,066,377  $25,824,166
                            ===========  ========  ==========  ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life             $   240,155  $ 10,154  $   29,690  $   220,619

Annuity                          37,569      --          --         37,569
                            -----------  --------  ----------  -----------
Total                       $   274,724  $ 10,154  $   26,690  $   258,188
                            ===========  ========  ==========  ===========
                            Direct       Assumed   Ceded       Net
                            ------       -------   -----       ---
                                           (in thousands)
Life insurance in force     $29,748,174  $595,713  $4,177,415  $26,166,472
                            ===========  ========  ==========  ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life             $   231,158  $ 10,693  $   28,254  $   213,597

Annuity                          34,740      --          --         34,740
                            -----------  --------  ----------  -----------

Total                       $   265,898  $ 10,693  $   28,254  $   248,337
                            ===========  ========  ==========  ===========

Benefits paid or provided were reduced by $14,779,000 and $18,747,000 at December 31, 1997 and 1996, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows :

                                                  December 31,
                                          1997            1996
                                                (in thousands)

Deferred tax liabilities:
Deferred policy acquisition costs         $ 137,637       $ 146,947
Basis differences on bonds                    1,382           1,740
Unrealized gains - SFAS 115                  16,133           7,830
Other                                         3,835           2,647
                                          ---------       ---------
Total deferred tax liabilities              158,987         159,164
                                          ---------       ---------
Deferred tax assets:
Policyholders' dividends                     11,393          11,100
Future policy benefits                       74,225          76,471
Premium - based DAC adjustment               25,780          23,643
Investment valuation reserves                 1,006          1,147
Retirement plan accruals                     10,722          9,494
Investment income differences                   499            273
Basis differences on bonds and mortgages        266            266
Other                                         1,755          1,621
                                          ---------       ---------
Total deferred tax assets                   125,646        124,015
                                          ---------       ---------
Net deferred tax liabilities              $  33,341       $  35,149
                                          =========       =========

Significant components of the provision for income taxes attributable to continuing operations are as follows:

                                              December 31,
                                          1997            1996
                                          ----            ----
                                             (in thousands)
Current                                   $  36,603       $  18,509
Deferred                                     (9,428)          4,133
                                          ---------       ---------
Total                                     $  27,175       $  22,642
                                          =========       =========


Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences would include the surplus tax adjustment applicable to Union Central and the small company deduction for life insurance companies that was available to Manhattan Life prior to completing the reverse stock split transaction in 1997 described in Note 1.

Prior to 1984, a portion of Manhattan Life's income was not subject to income tax, but was accumulated for income tax purposes in a special memorandum tax account designated "policyholders' surplus account" (PSA). Under provisions of the Tax Reform Act of 1984, the PSA was frozen at its December 31, 1983 balance. The PSA will become subject to tax at current rates if these amounts are distributed or if the balance of the account exceeds certain limitations under the Internal Revenue Code. The balance in the PSA at December 31, 1997 and 1996 was $1,348,000, and the maximum tax at current rates would be $472,000.

NOTE 5 - SHAREHOLDER DIVIDENDS AND RESTRICTION ON TRANSFER OF FUNDS FROM SUBSIDIARY

As stated in Note 1, Manhattan Life's charter provides for the allocation of its profits between its shareholders and its policyholders on a one-eight/seven-eighths basis. The profits allocated are equal to income after taxes and interest on the GCR but before policyholder dividends.

In administering Manhattan Life's charter's profit-sharing provision, Manhattan Life and the New York Insurance Department (the Department) have deemed the shareholders' portion of Manhattan Life's profits to be equal to $1 for every $7 of policyholder dividends paid on traditional, participating contracts. Manhattan Life's charter provides for three types of shareholder distributions, including distribution based on profits:

   a) Interest at a specified rate on the par value of the guarantee capital shares issued and outstanding ($195,000 annually), which may be paid in any year dividends are distributed to policyholders and is not subject to prior regulatory approval,
   b) A distribution of the shareholders' portion of Manhattan Life's profits. Such amounts may, at the discretion of the Company's Board of Directors, be distributed as a stock dividend of additional guarantee capital shares, paid in cash subject to certain limits and prior regulatory approval, or reserved for the benefit of the shareholders in the GCR, and
   c) Interest, at the Company's portfolio earnings rate on invested assets, on the accumulated balance in the GCR.

Manhattan Life's cash distributions to shareholders are subject to prior approval by the Department. Further, Manhattan Life and the Department have agreed to the following guidelines under which shareholder distributions from the GCR would be permitted, subject to prior approval by the Department:

     If Manhattan Life's statutory-basis surplus is less than or equal to 9% of its statutory policy reserves, then principal and interest distributions are limited to the lesser of the prior year statutory gain from operations (after policyholders' dividends and federal income taxes and before realized gains and losses), or the prior year's increase in statutory surplus or,

     If its statutory-basis surplus exceeds 9% of statutory policy reserves, the principal and interest distributions are limited to the greater of the prior year statutory gain from operations (after policyholders' dividends and federal income taxes and before realized gains and losses), or the prior year increase in statutory surplus.

The foregoing limits are subject to adjustment, by the Department, for unusually large realized gains or the effects of surplus relief reinsurance transactions. As Manhattan Life's statutory-basis surplus was less than 9% of its statutory policy reserves at December 31, 1996 and 1995, respectively, and a loss from operations was recorded for the year ended December 31, 1995, and statutory surplus decreased for the year ended December 31, 1996, no shareholder's dividends were paid in 1996 or 1997.

The GCR represents a restricted segment of statutory unassigned surplus, and as such, does not represent a commitment or liability to pay shareholder dividends. In Manhattan Life's stand-alone financial statements prepared in accordance with generally accepted accounting principles, the GCR is included in shareholders' equity. The balance in the GCR of $12,750,000 and $16,127,000 and the Company's share of $12,750,000 and $11,740,000 was included in "Policyholders' equity" in the Consolidated Balance Sheets at December 31, 1997 and 1996, respectively. In 1996, the minority shareholders' share of the GCR was included in "Minority Interest in Subsidiary's Equity" in the Balance Sheets. Interest added to the GCR amounted to $919,000 and $1,230,000, for the years ended December 31, 1997 and 1996, respectively.

Manhattan Life is the only existing life insurance company domiciled in New York which has authorized and outstanding guarantee capital shares. Neither applicable New York state law nor Manhattan Life's charter contain express provisions establishing the extent of the interest of the holders of the guarantee capital shares in the statutory unassigned surplus (total surplus less guarantee capital shares and GCR) of Manhattan Life and there has never been a judicial determination of the extent of such interest. Further, the laws applicable to Manhattan Life do not provide for its voluntary liquidation or dissolution; the Company may only be liquidated under the supervision of the New York Superintendent of Insurance in the event of insolvency. In such a liquidation or dissolution, all of the assets of Manhattan Life would be used to satisfy claims of creditors and policyholders and there would be no statutory unassigned surplus for distribution to the holders of the guarantee capital shares. Accordingly, in the opinion of counsel to Manhattan Life, no unqualified legal opinion can be rendered as to the degree, if any, to which the holders of the guarantee capital shares would be entitled to participate in any current or liquidating distribution of unassigned surplus. However, in the view of such counsel, if there should occur a liquidation or other winding-up of Manhattan Life's business in which assets exceeded liabilities on policies and the claims of other creditors, or if there should occur a partial distribution of surplus in the absence of such a liquidation or winding-up, although there are reasonable arguments which could be made to the effect that the entire unassigned surplus would be distributable solely to the policyholders or solely to the shareholders, the more likely outcome if the question should be litigated is that it would be held that one-eighth of the unassigned surplus would be distributable to the shareholders and seven-eighths to the policyholders.

NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The leases for office space for Manhattan Life and various field agency offices vary in duration from 1 to 15 years. Some of these leases include escalation clauses which vary with levels of operating expense. Rental expense under these operating leases totalled $3,972,000 and $3,907,000 in 1997 and 1996, respectively.
The Company also leases furniture and equipment under operating leases which expire in 2001. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Statements of Income totalled $154,000 and $182,000 in 1997 and 1996, respectively.

At December 31, 1997, the future minimum lease payments for all noncancelable operating leases are as follows:

                        Year          Amount
                        ----          ------
                                   (in thousands)
                        1998          $ 3,553
                        1999            2,893
                        2000            2,562
                        2001            2,316
                        2002            1,785
                        After 2002      1,112
                                      -------
                        Total         $14,221
                                      =======

The Company also has capital leases for office furniture. Lease expense under these leases was $437,000 and $466,000 in 1997 and 1996, respectively.

At December 31, 1997 the future minimum lease payments for all noncancelable capital leases are as follows:

                        Year          Amount
                        ----          ------
                                   (in thousands)

                        1998          $   470
                        1999              470
                        2000              470
                        2001               39
                                      -------
                       Total          $ 1,449
                                      =======

Other Commitments
At December 31, 1997, the Company had outstanding agreements to fund 33 mortgages totalling $52,263,000 in early 1998. In addition, the Company has committed to invest $17,800,000 in limited partnerships during the years 1998 to 2001. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.
Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may be deferred or forgiven under most guaranty laws if they would threaten an insurers financial strength and, in certain instances, may be offset against future premium taxes. The $300,800 and $0 charge to operations in 1997 and 1996, respectively, was included in "Underwriting, acquisition and insurance expense" in the Statements of Income. The estimated liability of $1,411,000 and $1,399,000 at December 31, 1997 and 1996 respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and is included in "Other liabilities" in the Balance Sheets.

NOTE 7 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central and Manhattan Life file statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of
Insurance of Ohio, Union Central's state of domicile.   Manhattan
Life's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of New York, Manhattan Life's state of domicile. Surplus as reflected in the statutory-basis financial statements are as follows:

                                   Year ended December 31,
                                   1997         1996
                                   ----         ----
                                       (in thousands)
Capital and surplus
   Union Central                   $ 317,952    $ 277,202
                                   =========    =========
   Manhattan Life                  $  22,327    $  28,211
                                   =========    =========

The National Association of Insurance Commissioners is currently in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. The project, expected to be completed in 1998, will likely change certain prescribed accounting practices, and may result in changes to the accounting practices the Company uses to prepare its statutory financial statements.

NOTE 8 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees (The Plans). Benefits are based on years of service and the employee's highest five consecutive years of compensation out of the last ten years. The contributions totalled $3,492,000 and $2,750,000 in 1997 and 1996, respectively. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments.

Pension expense includes the following components:


                                        Year ended December 31,
                                        1997        1996
                                        ----        ----
                                            (in thousands)
Service cost-benefits earned
 during the year                        $  2,622    $  1,982
Interest cost on projected
 benefit obligation                        5,689       5,330
Actual return on plan assets              (4,373)     (4,786)
Net amortization and deferral                390         625
                                        --------    --------
Net pension expense included
 in "Underwriting, acquisition,
 and insurance expense"                 $  4,328    $  3,151
                                        ========    ========

Also, $1,240,000 (net of tax) was charged directly to policyholders' equity in 1997 as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard (SFAS-87) "Employers' Accounting for Pensions", and is included in "Other" in the Statements of Equity.

The following table setting forth the Plans' funded status and the pension liability included in "Other liabilities" in the Company's Balance Sheets is based on the latest actuarial report available, which is as of October 1, 1997 and 1996.

Union Central
                                        1997        1996
                                        ----        ----
                                            (in thousands)
Actuarial present value of benefit
obligations:
Accumulated benefit obligation,
 including vested benefits of
 $44,909 and $43,920 for 1997
 and 1996, respectively                 $ 54,164    $ 50,954
                                        ========    ========
Projected benefit obligation            $ 64,547    $ 60,216
Plan assets at fair value                 48,836      41,912
                                        --------    --------
Projected benefit obligation higher
 than plan assets                         15,711      18,304
Unrecognized net loss                    (12,660)    (16,184)
Unrecognized net obligation being
 recognized over 15 years                    368         409
Adjustment required to recognize
 minimum liability                         1,907       6,514
                                        --------    --------
Pension liability included in
 "Other liabilities" at end of year     $  5,326    $  9,043
                                        ========    ========

Manhattan Life
                                        1997        1996
                                        ----        ----
                                            (in thousands)

Actuarial present value
 of benefit obligations:
Accumulated benefit obligation,
 including vested benefits of
 $18,375 and $17,674 for 1997
 and 1996, respectively                 $ 18,771    $ 17,886
                                        ========    ========
Projected benefit obligation            $ 20,217    $ 19,840
Plan assets at fair value                 16,817      16,865
                                        --------    --------
Projected benefit obligation
 higher than plan assets                   3,400       2,975
Unrecognized net loss                     (1,826)     (1,344)
Prior service cost not yet
 recognized in net periodic
 pension cost                                 (8)        (11)
Unrecognized net obligation being
 recognized over 15 years                   (280)       (325)
Adjustment required to recognize
 minimum liability                             2         135
                                        --------    --------
Pension liability included in
 "Other liabilities" at end of year     $  1,288    $  1,430
                                        ========    ========

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

<caption
                                           1997      1996
                                           ----      ----
Union Centra

Assumptions used to determine the
 status of the plans were:
   Discount rate                           7.25%     7.25%
   Rate of increase in future
     compensation levels                   4.25%     4.25%
   Expected long-term rate of
     return on assets                      8.50%     8.50%
Manhattan Life
                                           1997      1996
                                           ----      ----
Assumptions used to determine the
 status of the plans were:
   Discount rate                           7.25%     7.25%
   Rate of increase in future
     compensation levels                   4.25%     4.25%
   Expected long-term rate of
     return on assets                      8.50%     8.50%


Plan assets are primarily composed of mutual funds, unallocated insurance funds, and guaranteed interest contracts. At December
31, 1997 and 1996, Union Central's pension plans invested
$44,391,000 and $37,261,000, respectively, in affiliated mutual funds.

The Company has contributory savings plans for employees meeting certain service requirements which qualifies under Section 401(k) of the Internal Revenue Code. These plans allows eligible employees to contribute up to certain prescribed limits of their pre-tax compensation, with the Company matching 50% of the first 6% of participants' contributions. The Company's matching contributions to these Plans were $1,280,000 and $1,199,000 for 1997 and 1996, respectively. The value of the Plans' assets were $52,519,000 and $44,240,000 at December 31, 1997 and 1996,
respectively. The assets are held in the Company's deposit fund, in guaranteed interest contracts, or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 1997 and 1996, $20,435,000 and $17,632,000, respectively, was invested in affiliated mutual funds.

NOTE 9 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees. The plans provide postretirement medical and life benefits to full time employees who have worked 15 years and attained age 55 while in service with the Company. The plans are contributory and contains other cost-sharing features such as deductibles and coinsurance. The accounting of the plans anticipates future cost-sharing changes which are consistent with the Company's expressed intent to require current and future retirees to pay the cost of medical, prescription drug and dental benefits in excess of 175 percent of the costs incurred by the Company to provide such benefits in 1993.

The accumulated postretirement benefit obligation ("APBO") at December 31, 1997 and 1996 totalled $19,607,000 and $19,294,000, respectively.

The following table presents the plan's funded status reconciled with amounts recognized in the Company's Balance Sheets:


                                            December 31,
                                           1997       1996
                                           ----       ----
                                            (in thousands)
Plan Assets                                $ 6,836    $ 6,934
Accumulated postretirement
 benefit obligation:
Retirees                                    12,242     12,610
Fully eligible active plan participants      3,511      2,541
Other active plan participants               3,854      4,143
                                           -------    -------

Accumulated postretirement benefit
 obligation in excess of
 plan assets                                12,771     12,360
Unrecognized net gain
 from past experience                       (3,996)    (4,172)
Other                                          336         --
                                           -------    -------

Accrued postretirement benefit cost
 included in "Other liabilities"           $16,431    $16,532
                                           =======    =======

Net periodic postretirement benefit cost included the following components:


                                        Year ended December 31,
                                           1997       1996
                                           ----       ----
                                          (in thousands)

   Service cost                            $   427    $   393
   Interest cost                             1,350      1,375
   Expected (gain) loss on assets              101     (1,279)
   Net amortization and deferral              (799)       738
                                           -------    -------
   Net periodic postretirement benefit
    cost included in "Underwriting,
    acquisition, and insurance expense"    $ 1,079    $ 1,227
                                           =======    =======

The plan assets are invested in Carillon Capital Fund, an affiliated mutual fund.

The health care cost trend rate assumption has an insignificant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the Company's postretirement benefit obligation as of December 31, 1997 by $188,000 and the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost by $13,000 and less than $1,000, respectively.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 1996.

NOTE 10 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the Balance Sheets for these instruments approximate their fair values.

   Investment securities: Fair values for bonds and preferred stock are based on quoted market prices, where available.
   If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value" in the Balance Sheets.

   Mortgage loans: The fair values for commercial and residential mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

   Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs which would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Balance Sheets.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                     December 31, 1997      December 31, 1996
                     -----------------      -----------------
                     Carrying  Fair         Carrying  Fair
                     Amount    Value        Amount    Value
                     ------    -----        ------    -----
                                (in thousands)
Mortgage loans       $745,833  $783,165     $665,575  $702,843
                     ========  ========     ========  ========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:


                        December 31, 1997        December 31, 1996
                        Carrying    Fair         Carrying    Fair
                        Amount      Value        Amount      Value
                        ----------  ----------   ----------  ----------
                                         (in thousands)
Group annuities         $  809,990  $  807,137   $  871,481  $  867,562
Single premium
 deferred annuities        354,318     351,494      359,469     355,074
Single premium
 immediate annuities        25,864      27,576       28,910      31,557
Variable annuities         175,197     172,917      167,336     165,103
Supplementary contracts     56,472      58,157       58,989      59,330
Traditional annuities       24,181      24,465       20,414      20,636
Guaranteed interest
 contracts                  17,199      17,077       17,138      17,120

Flexible annuities          32,891      31,592         --           --
Other                        7,193       7,193        5,989       5,989
                        ----------  ----------   ----------  ----------
Total                   $1,503,305  $1,497,608   $1,529,726  $1,522,371
                        ==========  ==========   ==========  ==========


The Company's other insurance contracts are excluded from Statement of Financial Accounting Standard (SFAS-107) "Disclosures about Fair Value of Financial Instruments" disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

NOTE 12 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                            December 31,
                                           1997       1996
                                           ----       ----
                                            (in thousands)
Balance as of January 1                    $ 141,508  $ 132,670

Incurred related to:
  Current year                               138,719    143,216
  Prior years                                  6,027      7,237
                                           ---------  ---------
Total incurred                               144,746    150,453
                                           ---------  ---------
Paid related to :
  Current year                                94,462    103,245
  Prior years                                 37,677     38,370
                                           ---------  ---------
Total paid                                   132,139    141,615
                                           ---------  ---------
Balance as of December 31                  $ 154,115  $ 141,508
                                           =========  =========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $6,027,000 and $7,237,000 in 1997 and 1996, respectively, due to lower than expected rates of claim terminations. Included in the above balances are reinsurance recoverables of $986,000 and $1,287,000 at 1997 and 1996, respectively.

NOTE 13 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). These Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes will pay interest semi-annually on May 1 and November 1. Interest expense of $4,100,000 and $637,000 was incurred in 1997 and 1996, respectively, and was recorded as a reduction of "Net investment income" in the Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Balance Sheets. In 1997, $25,000 of issuance cost was amortized to "Underwriting, acquisition and insurance expense" in the Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. In 1997, $9,000 of amortization relating to original issue discount was recorded in "Underwriting, acquisition and insurance expense" in the Statements of Income.


NOTE 14 - IMPACT OF YEAR 2000 (UNAUDITED)

Some of the Company's computer programs were written using two digits rather than four to define the applicable year. As a result, those computer programs have software that may recognize a date using "00" as the year 1900 rather than the year 2000. Computer software incorrectly recognizing a date would cause the Company's computing environment to not function as expected. Among the results could be miscalculations causing disruptions of operations.

A comprehensive assessment of the Company's Year 2000 sensitive software has been performed and the primary risks and required software modifications have been identified. The Company will both modify existing software, and install new software, in time to ensure the Year 2000 problem does not impact its operations.






                              PART C


                        OTHER INFORMATION


                        CARILLON ACCOUNT

               PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

     (a)     Financial Statements

          (1) The Financial Statements of the Registrant, Carillon Account, are included in Part B.
          (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, are included in Part B.
          (3) The Schedule of Investments in securities of unaffiliated issuers is included in the
                   Carillon Account Financials and Notes.

     (b)     Exhibits
          (1) Resolution of the Board of Directors of The Union Central Life Insurance Company authorizing establishment of CA - previously filed (initial filing on July 11, 1984)
          (2) Proposed form of Custodianship Agreement - previously filed (initial filing on July 11,
                  1984)
          (3) Proposed form of Principal Underwriting Agreement - previously filed (initial filing on July 11, 1984)
          (4) Specimen Contract - previously filed (initial filing on July 11, 1984)
          (5) Specimen Application - previously filed (Post-Effective Amendment No. 14 - May 1, 1996)
          (6) (a) Certificate of Incorporation of The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
              (b) Code of Regulations of The Union Central Life
                  Insurance Company - previously filed (initial filing on July 11, 1984)
          (7)     Not Applicable
          (8)     None
          (9) Opinion of John F. Labmeier, Esq., The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
          (10)    Consent of Ernst & Young - filed herewith

          (11)     None
          (12)     Not applicable
          (13)     Performance Calculations - previously filed
                   (Post-Effective Amendment No. 5 - May 1,
                   1989)

Item 25.     Directors and Officers of the Depositor

     Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

Name and Principal           Positions and
Business Address             Offices with Depositor

Philip G. Barach             Director
9403 Kenwood Road
Suite D100
Cincinnati, Ohio 45242

V. Anderson Coombe           Director
2503 Spring Grove Avenue
Cincinnati, Ohio  45214

William A. Friedlander       Director
36 East Fourth Street
Cincinnati, Ohio  45202

William G. Kagler            Director
18 Hampton Court
Cincinnati, Ohio  45208

Lawrence A. Leser            Director
312 Walnut Street
Cincinnati, Ohio  45202

Francis V. Mastrianna, Ph.D. Director
Slippery Rock University
of Pennsylvania
Slippery Rock, Pennsylvania
16057

Mary D. Nelson, FSA          Director
105 West Fourth Street
Cincinnati, Ohio 45202


Paul G. Pearson, Ph.D.       Director
5110 Bonham Road
Oxford, Ohio 45056



Thomas E. Petry              Director
250 East Fifth Street
Suite 500
Cincinnati, Ohio  45202

Larry R. Pike*               Chairman, President and
                             Chief Executive Officer

Myrtis H. Powell, Ph.D.      Director
Miami University
113 Warfield Hall
Oxford, Ohio 45056
Dudley S. Taft               Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.       Director
506 Oak Street
Cincinnati, Ohio  45219

George L. Clucas*            Senior Vice President

Charles W. Grover*           Executive Vice President

Stephen R. Hatcher*          Executive Vice President
                             and Chief Financial Officer

John H. Jacobs*              Executive Vice President

Dale D. Johnson*             Senior Vice President

Gerald A. Lockwood*          Senior Vice President
                             and Corporate Actuary

David F. Westerbeck*         Senior Vice President, General
                             Counsel and Secretary

*  P.O. Box 40888
   Cincinnati, Ohio  45240


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Set forth below is a chart showing the entities controlled by The Union Central Life Insurance Company, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.


         THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.     The Union Central Life Insurance Company (Ohio)

     A. Carillon Investments, Inc. (Ohio) - 100% owned

     B. Carillon Marketing Agency, Inc. (Delaware) - 100% owned

        a.  Carillon Marketing Agency of Alabama, Inc. (Alabama)
            - 100% owned

        b.  Carillon Marketing Agency of Idaho, Inc. (Idaho)
            - 100% owned

        c.  Carillon Marketing Agency of Kentucky, Inc.
            (Kentucky)   - 100% owned

        d.  Carillon Marketing Agency of Maine, Inc. (Maine)
            - 100% owned

        e.  Carillon Insurance Agency of Massachusetts, Inc.
           (Massachusetts) - 100% owned

        f.  Carillon Marketing Agency of New Mexico, Inc.
            (New Mexico) - 100% owned

        g.  Carillon Marketing Agency of Ohio, Inc. (Ohio)
            - 100% owned

        h.  Carillon Marketing Agency of Pennsylvania, Inc.
            (Pennsylvania) - 100% owned

        i.  Carillon Marketing Agency of Texas, Inc. (Texas)
            - 100% owned

     C. Carillon Advisers, Inc. (Ohio) - 100% owned

        a.  First Summit Capital Management (Ohio) - 51% owned

     D. The Manhattan Life Insurance Company (New York)
        - 100% owned

     E. Family Enterprise Institute, Inc. (Delaware)
        - 100% owned

     F. PRBA, Inc. (California) - 100% owned

        a.  Price, Raffel & Browne Administrators, Inc.
            (Delaware) - 100% owned

     G. B&B Benefits Administration, Inc. (California)
        - 100% owned

II.     Mutual Funds of the Carillon Group

     A. Carillon Fund, Inc.* (Maryland)

     B. Carillon Investment Trust** (Massachusetts)

* At January 31, 1998, The Union Central Life Insurance Company owned 100% of the outstanding shares of Carillon Fund, Inc.

**    At January 31, 1998, The Union Central Life Insurance Company
owned 81% of the outstanding shares of Carillon Investment Trust.

III. Summit Investment Trust (Massachusetts) - a mutual fund whose investment adviser is First Summit Capital
         Management


Item 27.     Number of Contractowners

     As of January 31, 1998, the total number of contractowners of qualified and non-qualified contracts offered by the Registrant was 14,539.

***

Item 29.     Principal Underwriters

     (a) The principal underwriter of contracts for the Registrant is Carillon Investments, Inc. Carillon Investments,
Inc. also acts as a principal underwriter for Carillon Investment
Trust and Carillon Life Account.

     (b) Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.

Name and Principal         Positions and
Business Address*          Offices with Underwriter

Harry Rossi                Director

George L. Clucas           Director

Charles W. Grover          Director

John H. Jacobs             Director

Elizabeth G. Monsell       Director and President

Lothar A. Vasholz          Director

Kevin W. O'Toole           Vice President

Connie S. Grosser          Treasurer

Patricia M. Heim           Compliance Officer

John F. Labmeier           Vice President and Secretary

John M. Lucas              Assistant Secretary

     (c) Other than distribution fees in the amount of $3,447,836, Carillon Investments, Inc. received no commissions or other compensation from the Registrant during 1997.


* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240

Item 30.     Location of Accounts and Records

     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Depositor at its principal office, 1876 Waycross Road, Cincinnati, Ohio 45240.


Item 31.     Management Services

     None.


Item 32.     Undertakings and Representations

     The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988.
The no-action letter provides certain assurances relying on compliance with Internal Revenue Code Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The
Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

     The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The
Union Central Life Insurance Company.



                          SIGNATURES

As required by the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, Carillon Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Cincinnati, State of Ohio on the 29th day of April, 1998.

                                  CARILLON ACCOUNT
                                    (Registrant)

                     THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                                (Depositor)


Attest: /s/ John F. Labmeier       By: /s/ Larry R. Pike
                                      Larry R. Pike
                                  Chairman, President and
                                  Chief Executive Officer
                    The Union Central Life Insurance Company

As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following Directors and Officers of The Union Central Life Insurance Company in the capacities and on the dates indicated.


Signature                           Title                         Date
---------                           -----                         ----
/s/ Larry R. Pike                   Chairman, President and
Larry R. Pike                       Chief Executive Officer
                                    (Principal Executive Officer) 4-29-98

/s/ Stephen R. Hatcher              Executive Vice President
Stephen R. Hatcher                  and Chief Financial Officer
                                    (Principal Financial and
                                    Accounting Officer)           4-29-98

*/s/ Phillip G. Barach              Director                      4-29-98
Philip G. Barach

*/s/ V. Anderson Coombe             Director                      4-29-98
V. Anderson Coombe

*/s/ William A. Friedlander         Director                      4-29-98
William A. Friedlander

*/s/ William G. Kagler              Director                      4-29-98
William G. Kagler

*/s/ Lawrence A. Leser              Director                      4-29-98
Lawrence A. Leser

*/s/ Francis V. Mastrianna          Director                      4-29-98
Francis V. Mastrianna, Ph.D.

*/s/ Mary D. Nelson                 Director                      4-29-98
Mary D. Nelson, FSA

*/s/ Paul G. Pearson                Director                      4-29-98
Paul G. Pearson, Ph.D.

*/s/ Thomas E. Petry                Director                      4-29-98
Thomas E. Petry

*/Myrtis H. Powell                  Director                      4-29-98
Myrtis H. Powell, Ph.D.

*/s/ Dudley S. Taft                 Director                      4-29-98
Dudley S. Taft

*/s/ John M. Tew                    Director                      4-29-98
John M. Tew, Jr., M.D.


* By /s/ David F. Westerbeck, pursuant to Power of Attorney
previously filed.





                     TABLE OF EXHIBITS





     (10)     Consent of Ernst & Young